UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07095

T. Rowe Price Summit Municipal Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Item 1. Schedule of Investments

Summit Municipal Funds	January 31, 2019

T. ROWE PRICE SUMMIT MUNICIPAL MONEY MARKET FUND

Unaudited

Portfolio of Investments‡

(Amounts in 000s)

	Par	$ Value
NON-FINANCIAL COMPANY COMMERCIAL PAPER 28.0%		
California Dept of Water Resources, Series 1, TECP, 1.82%, 2/5/19	1,500	1,500
California Dept of Water Resources, Series 2, TECP, 1.46%, 2/27/19	400	400
California EFA, Stanford Univ., TECP, 1.60%, 3/29/19	2,200	2,200
Curators of the Univ. of Missouri, Series A, TECP, 1.52%, 5/3/19	2,200	2,200
Garland Texas, Series 2015, TECP, 1.84%, 2/13/19	960	960
Georgia Private Colleges & Univ. Auth., Series 0123, TECP, 1.62%, 5/14/19	2,000	2,000
Golden Gate Bridge, Bridge Highway & Transportation Dist., Series B, TECP, 1.75%, 2/5/19	1,525	1,525
Harris County, Series C, GO, TECP, 1.52%, 3/7/19	850	850
Harris County Cultural Ed. Fac., Houston Methodist, Series 09C-2, TECP, 1.55%, 5/2/19	1,400	1,400
Harris County Cultural Ed. Fac., Houston Methodist, Series 09C-2, TECP, 1.77%, 2/8/19	1,000	1,000
Houston Airport System, Series A, TECP, 1.85%, 3/5/19 (1)	1,500	1,500
Houston Higher Ed. Fin., Series A, TECP, 1.70%, 4/2/19	750	750
Houston Higher Ed. Fin., Series A, TECP, 1.70%, 4/3/19	1,250	1,250
Indiana Univ., TECP, 1.83%, 2/13/19	1,200	1,200
Jacksonville, Florida Health Mayo Clinic, Series 2016, TECP, 1.83%, 3/4/19	450	450
Maryland HHEFA, Johns Hopkins Univ., Series B, TECP, 1.78%, 2/5/19	800	800
Nashville Metropolitan Gov't. Water & Sewer Revenue, Series A, TECP, 1.83%, 2/5/19	1,500	1,500
New York State Power Auth., Series 1, TECP, 1.45%, 3/7/19	1,300	1,300
Ohio Higher Ed. Fac. Commission, Cleveland Clinic Health, Series B-5, TECP, 1.78%, 3/12/19	400	400
Port Auth. of New York/New Jersey, Series A, TECP, 1.81%, 2/14/19 (1)	1,000	1,000
Texas A&M Univ., Series B, TECP, 1.60%, 5/3/19	1,200	1,200

Texas A&M Univ., Series B, TECP, 1.78%, 2/5/19	901	901
Univ. of Michigan, Regents, Series K1, TECP, 1.79%, 3/11/19	2,000	2,000
Univ. of Minnesota, Series G, TECP, 1.62%, 3/5/19	1,000	1,000
Univ. of Minnesota, Series H, TECP, 1.70%, 5/1/19	1,250	1,250
Univ. of Texas System, Series A, TECP, 1.62%, 5/3/19	1,000	1,000
Univ. of Texas System, Series A, TECP, 1.70%, 5/1/19	1,000	1,000
Univ. of Texas System, Series A, TECP, 1.78%, 2/6/19	1,100	1,100
Univ. of Virginia, Series 03-A, TECP, 1.76%, 2/5/19	1,500	1,500
Total Non-Financial Company Commercial Paper (Cost $35,136)		**35,136**

OTHER MUNICIPAL SECURITY 30.7%

Baltimore City, Tender Option Bond Trust Receipts, Series 2016-XM0391, VRTR, 1.47%, 2/7/19 (2)	1,000	1,000
Baltimore County, BAN, GO, 4.00%, 3/18/19	3,000	3,009
Baltimore County, GO, 5.00%, 2/1/19	500	500
Baltimore County Metropolitan Dist., Tender Option Bond Trust Receipt, Series 2018-XF0682, GO, VRTR, 1.46%, 2/7/19 (2)	1,600	1,600
Clark County, Tender Option Bond Trust Receipts, Series 2017-ZF2486, GO, VRTR, 1.46%, 2/7/19 (2)	750	750
Cobb County School Dist., GO, 3.00%, 12/18/19	1,000	1,012
Colorado, General Fund, GO, TRAN, 5.00%, 6/26/19	750	760
Colorado State Ed. Loan Program, Series A, GO, TRAN, 4.00%, 6/27/19	750	757
Greenville County School Dist., Series C, GO, 5.00%, 6/1/19	1,575	1,591
Idaho, GO, TAN, 4.00%, 6/28/19	1,800	1,817
Idaho HFA, 1.80%, 2/1/19	1,900	1,900
Los Angeles Harbor Department, Series A, 4.00%, 8/1/19 (1)	1,000	1,010
Maryland DOT, Series 2015-B, 5.00%, 2/15/19	130	130
Massachusetts, Series A, GO, RAN, 4.00%, 4/25/19	2,000	2,010
Massachusetts, Series B, GO, RAN, 4.00%, 5/23/19	500	504
Massachusetts, Series C, GO, RAN, 4.00%, 6/20/19	500	504
Massachusetts, Tender Option Bond Certificates, Series 2016-XM0221, GO, VRTR, 1.45%, 2/7/19 (2)(3)	1,745	1,745

Metropolitan Washington Airports Auth., Series A, 5.00%, 10/1/19 (1)	1,350	1,378
Metropolitan Water Reclamation Dist. of Chicago, Tender Option Bond Trust Receipts, Series 2016-XF0336, GO, VRTR, 1.50%, 2/7/19 (2)	310	310
Montgomery County, VR, 1.81%, 3/1/19	1,000	1,000
New York City Municipal Water Fin. Auth., Tender Option Bond Trust Receipts, Series 2015-XM0002, VRTR, 1.46%, 2/7/19 (2)	1,000	1,000
New York City Municipal Water Fin. Auth., Tender Option Bond Trust Receipts, Series 2017-XF0588, VRTR, 1.46%, 2/7/19 (2)	700	700
Oregon Fac. Auth., Legacy Health System, Series A, 5.25%, 5/1/19	750	756
Palm Beach County School Dist., TAN, 3.00%, 8/30/19	350	352
Providence St. Joseph Health, Tender Option Bond Trust Receipts, Series 2018-XF2527, VRTR, 1.46%, 2/7/19 (2)	225	225
Salt River Project Agricultural Improvement & Power Dist., Tender Option Bond Trust Receipts, Series 2015-ZM0125, VRTR, 1.46%, 2/7/19 (2)	750	750
Seattle Children's Hosp., Tender Option Bond Trust Receipts, Series 2017-XG0116, VRTR, 1.46%, 2/7/19 (2)	500	500
South Carolina Assoc. of Gov't. Organizations, COP, 3.00%, 4/15/19	1,000	1,003
Texas, GO, 3.00%, 8/1/19 (1)	500	502
Texas, GO, TRAN, 4.00%, 8/29/19	3,850	3,896
Univ. of Chicago, Tender Option Bond Trust Receipts, Series 2017-XM0492, VRTR, 1.46%, 2/7/19 (2)	1,400	1,400
Utah, GO, 5.00%, 7/1/19	250	254
Wells Fargo Stage Trust, Series 83C, GO, FRN, MUNIPSA + 0.35%, 1.77%, 3/22/19 (1)(2)	3,000	3,000
Wichita City, Series 290, GO, 1.75%, 4/13/19	870	870
Total Other Municipal Security (Cost $38,495)		**38,495**

VARIABLE RATE DEMAND NOTES 42.5%

Alaska Housing Fin., Series A, VRDN, 1.68%, 2/1/19 (1)	1,660	1,660
Allen County Hosp. Fac., Catholic Health Partners, Series B, VRDN, 1.44%, 2/6/19	1,000	1,000

Carroll County Environmental Utilities, Series A, VRDN, 1.50%, 2/7/19 (1)	1,000	1,000
Charlotte-Mecklenburg Hosp. Auth., Series C, VRDN, 1.65%, 2/1/19	400	400
Chicago Midway Airport, Series C-2, VRDN, 1.46%, 2/7/19 (1)	885	885
Clark County Airport Improvement, Series C, VRDN, 1.43%, 2/6/19 (1)	3,400	3,400
Colorado Housing & Fin. Auth., Multi-Family, Series B-2, VRDN, 1.55%, 2/6/19 (1)	1,480	1,480
Colorado Housing & Fin. Auth., Single Family, Class 1, Series B-3, VRDN, 1.42%, 2/6/19 (1)	600	600
Colorado Housing & Fin. Auth., Single Family, Series B-R, VRDN, 1.40%, 2/6/19	950	950
Dallas/Fort Worth Int'l. Airport, VRDN, 1.68%, 2/1/19 (1)	600	600
Harris County Cultural Ed. Fac. Fin., Series C-1, VRDN, 1.65%, 2/1/19	200	200
Harris County Cultural Ed. Fac. Fin. Corp., Memorial Hermann Health System, Series C, VRDN, 1.48%, 2/6/19	1,235	1,235
Houston, Combined Utility, Series B-3, VRDN, 1.43%, 2/7/19	1,000	1,000
Houston, Combined Utility, Series B-6, VRDN, 1.43%, 2/7/19	1,625	1,625
Indiana Fin. Auth., Series B, VRDN, 1.47%, 2/7/19	100	100
Louisville Regional Airport Auth., UPS Worldwide Forwarding , Series B, VRDN, 1.70%, 2/1/19 (1)	3,100	3,100
Maryland CDA, Charles Landing South Apartments, Multi-Family, Series B, VRDN, 1.47%, 2/7/19 (1)	2,000	2,000
Maryland CDA, Residential, Series G, VRDN, 1.55%, 2/7/19 (1)	4,055	4,055
Maryland CDA, Residential, Series J, VRDN, 1.49%, 2/7/19 (1)	500	500
Maryland Transportation Auth., BWI Airport Passenger Fac., Series C, VRDN, 1.50%, 2/7/19 (1)	2,200	2,200
Miami-Dade County, Seaport, Series B, VRDN, 1.48%, 2/7/19 (1)	1,000	1,000
Michigan State Building Auth., Multi-Modal, Series I, VRDN, 1.46%, 2/7/19	1,180	1,180
Minnesota Housing Fin. Agency, Series C, VRDN, 1.47%, 2/7/19 (1)	500	500
Monroe County Dev. Auth., Oglethorpe Power Corp., Series A, VRDN, 1.42%, 2/7/19	1,000	1,000

Montgomery County Housing Opportunities Commission, Oakfield Apartments, Series I, VRDN, 1.44%, 2/7/19 (1)	650	650
New York City Housing Dev., Lyric Dev., Multi-Family, Series A, VRDN, 1.44%, 2/7/19 (1)	1,300	1,300
New York State Energy Research & Dev. Auth., Consolidated Edison, Series A-1, VRDN, 1.43%, 2/7/19 (1)	900	900
New York State Energy Research & Dev. Auth., Consolidated Edison, Series A-2, VRDN, 1.51%, 2/7/19 (1)	1,000	1,000
New York State Mortgage Agency, Series 132, VRDN, 1.68%, 2/1/19 (1)	1,585	1,585
New York State Mortgage Agency, Series 139, VRDN, 1.68%, 2/1/19 (1)	2,875	2,875
Norfolk Economic Dev. Auth., Sentara Healthcare, Series A, VRDN, 1.49%, 2/7/19	600	600
Ohio State Higher Ed. Fac. Commission, Series B-4, VRDN, 1.63%, 2/1/19	2,980	2,980
Rockport PCR, American Electric Power, Series A, VRDN, 1.43%, 2/6/19	2,700	2,700
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources, Series B, VRDN, 1.43%, 2/7/19	1,200	1,200
Texas, Veterans, GO, VRDN, 1.47%, 2/7/19	1,410	1,410
Wisconsin Housing & Economic Dev. Auth., Single Family Home Ownership, Series C, VRDN, 1.43%, 2/7/19	700	700
Wisconsin Housing & Economic Dev. Auth., Single Family Home Ownership, Series E, VRDN, 1.55%, 2/7/19 (1)	3,705	3,705
Total Variable Rate Demand Notes (Cost $53,275)		**53,275**
Total Investments in Securities		
101.2% of Net Assets (Cost $126,906)	**$**	**126,906**

‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Interest subject to alternative minimum tax
(2) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers – total value of such securities at period-end amounts to $12,980 and represents 10.3% of net assets.
(3) Insured by AMBAC Assurance Corporation
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
COP Certificate of Participation

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL MONEY MARKET FUND
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Summit Municipal Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit Municipal Money Market Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks preservation of capital and liquidity and, consistent with these, the highest possible current income exempt from federal income taxes. The fund intends to operate as a retail money market fund and has the ability to impose liquidity fees on redemptions and/or temporarily suspend redemptions.

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date basis.

Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures, including the comparison of amortized cost to market-based value, and approves all fair value determinations.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. For example, securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

In accordance with Rule 2a-7 under the 1940 Act, the fund values its securities at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. On January 31, 2019, all of the fund’s financial instruments were classified as Level 2 in the fair value hierarchy.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

Unaudited

Portfolio of Investments‡

(Amounts in 000s)

	Par	$ Value
MUNICIPAL SECURITIES 99.3%		
Alabama 0.7%		
Southeast Alabama Gas Supply Dist., Series A, VRDN, 4.00%, 6/1/49 (Tender 6/1/24)	34,015	35,882
		35,882
Alaska 0.2%		
Alaska Housing Fin., Series B, 5.00%, 12/1/31	8,325	9,856
Valdez, Exxon Pipeline Co. Project, Series A, PCR, VRDN, 1.40%, 12/1/33	3,525	3,525
		13,381
Arizona 1.9%		
Arizona HFA, Banner Health, Series A, 5.00%, 1/1/23	1,430	1,593
Maricopa County IDA, Banner Health, Series A, 5.00%, 1/1/32	10,465	12,096
Maricopa County IDA, Banner Health, Series C, VRDN, 5.00%, 1/1/48 (Tender 10/18/24)	12,145	14,001
Peoria IDA, Sierra Winds Life Care Community, Series A, 5.00%, 11/15/19	600	605
Peoria IDA, Sierra Winds Life Care Community, Series A, 5.00%, 11/15/24	2,020	2,026
Peoria IDA, Sierra Winds Life Care Community, Series A, 5.25%, 11/15/29	2,110	2,078
Phoenix Civic Improvement, Sky Harbor Int'l Airport, Series 2018, 5.00%, 7/1/33 (1)	630	730
Phoenix Civic Improvement, Sky Harbor Int'l Airport, Series 2018, 5.00%, 7/1/35 (1)	4,700	5,395
Phoenix Civic Improvement, Sky Harbor Int'l Airport, Series 2018, 5.00%, 7/1/36 (1)	3,715	4,245
Phoenix Civic Improvement, Sky Harbor Int'l Airport, Series A, 5.00%, 7/1/23 (1)	1,000	1,123
Phoenix Civic Improvement, Sky Harbor Int'l Airport, Series A, 5.00%, 7/1/24 (1)	1,300	1,490

Phoenix Civic Improvement, Sky Harbor Int'l Airport, Series A, 5.00%, 7/1/25 (1)	2,195	2,561
Phoenix Civic Improvement, Sky Harbor Int'l Airport, Series A, 5.00%, 7/1/29 (Prerefunded 7/1/20) (2)	6,120	6,402
Phoenix Civic Improvement, Sky Harbor Int'l Airport, Series B, 5.00%, 7/1/30	1,500	1,783
Phoenix Civic Improvement, Sky Harbor Int'l Airport, Series B, 5.00%, 7/1/31	4,175	4,931
Phoenix Civic Improvement, Sky Harbor Int'l Airport, Series B, 5.00%, 7/1/32	1,275	1,496
Phoenix Civic Improvement, Sky Harbor Int'l Airport, Series B, 5.00%, 7/1/33	3,060	3,576
Phoenix Civic Improvement, Sky Harbor Int'l Airport, Series B, 5.00%, 7/1/34	1,690	1,965
Phoenix IDA, Downtown Phoenix Student Housing, Series 2018A, 5.00%, 7/1/23	75	82
Phoenix IDA, Downtown Phoenix Student Housing, Series 2018A, 5.00%, 7/1/24	200	222
Phoenix IDA, Downtown Phoenix Student Housing, Series 2018A, 5.00%, 7/1/25	300	336
Phoenix IDA, Downtown Phoenix Student Housing, Series 2018A, 5.00%, 7/1/26	250	283
Phoenix IDA, Downtown Phoenix Student Housing, Series 2018A, 5.00%, 7/1/27	300	341
Phoenix IDA, Downtown Phoenix Student Housing, Series 2018A, 5.00%, 7/1/28	250	286
Phoenix IDA, Downtown Phoenix Student Housing, Series 2018A, 5.00%, 7/1/29	350	397
Phoenix IDA, Downtown Phoenix Student Housing, Series 2018A, 5.00%, 7/1/30	350	393
Phoenix IDA, Downtown Phoenix Student Housing, Series 2018A, 5.00%, 7/1/31	400	446
Phoenix IDA, Downtown Phoenix Student Housing, Series 2018A, 5.00%, 7/1/32	400	444
Phoenix IDA, Downtown Phoenix Student Housing, Series 2018A, 5.00%, 7/1/33	300	331
Salt River Agricultural Improvement & Power Dist., Series 2016A, 5.00%, 1/1/31	12,990	15,399

Salt River Agricultural Improvement & Power Dist., Series 2017A, 5.00%, 1/1/31	3,000	3,606
Salt River Agricultural Improvement & Power Dist., Series A, 5.00%, 1/1/30	10,000	11,942
		102,604

California 9.4%

ABAG Fin. Auth. for Nonprofit, Sharp Healthcare, Series A, 5.00%, 8/1/31	1,000	1,120
ABAG Fin. Auth. for Nonprofit, Sharp Healthcare, Series A, 5.00%, 8/1/33	2,000	2,230
Bay Area Toll Auth., San Francisco Bay Area, 5.00%, 4/1/26	18,165	20,036
Bay Area Toll Auth., San Francisco Bay Area, 5.00%, 4/1/28	9,875	10,834
California, Various Purpose, GO, 4.00%, 9/1/35	5,000	5,322
California, Various Purpose, GO, Refunding, 5.00%, 8/1/24	5,275	6,139
California, Various Purpose, GO, 5.00%, 8/1/24	1,685	1,961
California, Various Purpose, GO, 5.00%, 10/1/26	16,565	18,651
California, Various Purpose, GO, 5.00%, 10/1/27	18,140	20,362
California, Various Purpose, GO, 5.00%, 11/1/27	20,000	22,779
California, Various Purpose, GO, 5.00%, 9/1/28	8,800	10,477
California, Various Purpose, GO, 5.00%, 10/1/29	13,950	16,001
California, Various Purpose, GO, 5.00%, 8/1/30	4,000	4,627
California, Various Purpose, GO, 5.00%, 8/1/33	12,000	14,102
California, Various Purpose, GO, 5.00%, 8/1/35	9,875	11,124
California, Various Purpose, GO, 5.25%, 3/1/23	6,000	6,232
California, Various Purpose, Series C, GO, 5.00%, 8/1/30	8,000	9,406
California, Various Purpose, BID Group, Series C, GO, 5.00%, 8/1/27	21,250	25,964
California Dept. of Water Resources & Power Supply, Series O, 5.00%, 5/1/22	5,000	5,545
California Dept. of Water Resources & Power Supply, Central Valley, Series AW, 5.00%, 12/1/31	7,000	8,341
California HFFA, Sutter Health, Series A, 5.00%, 11/15/32	560	653
California HFFA, Sutter Health, Series A, 5.00%, 11/15/33	2,075	2,412

California HFFA, Sutter Health, Series A, 5.00%, 11/15/34	2,500	2,898
California HFFA, Sutter Health, Series A, 5.00%, 11/15/35	9,380	10,597
California HFFA, Sutter Health, Series D, 5.25%, 8/15/31	4,000	4,338
California Municipal Fin. Auth., Caritas Affordable Housing, Series A, 5.00%, 8/15/30	1,000	1,095
California Public Works Board, Judicial Council, Series A, 5.00%, 3/1/27	1,350	1,506
California Public Works Board, Judicial Council, Series A, 5.00%, 3/1/28	1,660	1,845
California Statewide CDA, Huntington Memorial Hosp., Series B, 5.00%, 7/1/32	3,000	3,334
California Statewide CDA, Huntington Memorial Hosp., Series B, 5.00%, 7/1/33	2,380	2,633
California Statewide CDA, Loma Linda Univ. Medical Center, Series A, 5.00%, 12/1/25 (3)	2,265	2,546
California Statewide CDA, Loma Linda Univ. Medical Center, Series A, 5.00%, 12/1/27 (3)	1,005	1,115
California Statewide CDA, Loma Linda Univ. Medical Center, Series A, 5.00%, 12/1/28 (3)	4,235	4,674
California Statewide CDA, Loma Linda Univ. Medical Center, Series A, 5.00%, 12/1/29 (3)	3,000	3,292
California Statewide CDA, Loma Linda Univ. Medical Center, Series A, 5.00%, 12/1/30 (3)	6,875	7,494
California Statewide CDA, Loma Linda Univ. Medical Center, Series A, 5.00%, 12/1/31 (3)	4,275	4,637
California Statewide CDA, Loma Linda Univ. Medical Center, Series A, 5.25%, 12/1/29	2,380	2,612
California Statewide CDA, Loma Linda Univ. Medical Center, Series A, 5.25%, 12/1/34	10,830	11,684
Los Angeles Airport, Series D, 5.00%, 5/15/25	3,390	3,550
Los Angeles Airport, Series D, 5.25%, 5/15/27	11,240	11,822
Los Angeles Dept. of Water & Power, Series A, 5.00%, 7/1/21	2,800	3,036
Los Angeles Dept. of Water & Power, Series A, 5.00%, 7/1/27	90	100
Los Angeles Dept. of Water & Power, Series A, 5.00%, 7/1/29	15,735	17,809
Los Angeles Dept. of Water & Power, Series B, 5.00%, 7/1/34	5,000	5,758

Los Angeles Metro Transportation Auth., Refunding, Series A, 5.00%, 7/1/33	21,790	25,934
Los Angeles Metro Transportation Auth., Refunding, Series A, 5.00%, 7/1/34	23,360	27,647
Northern California Gas Auth. No. 1, Series B, FRN, 67% of 3M USD LIBOR + 0.72%, 2.594%, 7/1/27	2,000	1,954
San Buenaventura, Community Memorial Health, 6.00%, 12/1/19	2,220	2,286
San Buenaventura, Community Memorial Health, 6.25%, 12/1/20	2,000	2,138
San Buenaventura, Community Memorial Health, 6.50%, 12/1/22	2,620	2,906
San Francisco City & County Int'l. Airport, San Francisco Airport Commission, Series 2019D, 5.00%, 5/1/35 (4)	6,735	8,025
San Francisco City & County Int'l. Airport, Series A, 5.00%, 5/1/21 (1)	2,550	2,724
San Francisco City & County Int'l. Airport, Series A, 5.00%, 5/1/22 (1)	2,600	2,850
San Francisco City & County Int'l. Airport, Series A, 5.00%, 5/1/23 (1)	1,975	2,213
San Francisco City & County Int'l. Airport, Series D, 5.00%, 5/1/23 (1)	1,975	2,213
San Francisco City & County Int'l. Airport, Series E, 5.50%, 5/1/25 (Prerefunded 5/1/19) (2)	9,200	9,289
San Francisco City & County Int'l. Airport, Gov't. Purpose, Unrefunded Balance, Series C, 5.00%, 5/1/22	5,155	5,396
San Francisco City & County Int'l. Airport, Gov't. Purpose, Unrefunded Balance, Series C, 5.00%, 5/1/23	9,165	9,585
San Francisco City & County Int'l. Airport, San Francisco Airport Commission, Series 2019D, 5.00%, 5/1/34 (4)	3,800	4,558
San Francisco Community College Dist., GO, 5.00%, 6/15/29	905	1,066
San Francisco Community College Dist., GO, 5.00%, 6/15/30	3,000	3,521
San Francisco Community College Dist., GO, 5.00%, 6/15/31	4,060	4,750
San Jose Airport, Series C, 5.00%, 3/1/28	1,750	1,987
San Jose Airport, Series C, 5.00%, 3/1/29	2,000	2,262
Univ. of California Regents, Series AI, 5.00%, 5/15/32	13,500	15,100

Univ. of California Regents, Series G, 5.00%, 5/15/30 (Prerefunded 5/15/22) (2)	3,540	3,934
Univ. of California Regents, Series G, 5.00%, 5/15/32 (Prerefunded 5/15/22) (2)	2,795	3,106
Univ. of California Regents, Series G, 5.00%, 5/15/37 (Prerefunded 5/15/22) (2)	10,010	11,124
Univ. of California Regents, Unrefunded Balance, Series G, 5.00%, 5/15/30	4,260	4,697
Univ. of California Regents, Unrefunded Balance, Series G, 5.00%, 5/15/32	3,205	3,525
Univ. of California Regents, Unrefunded Balance, Series G, 5.00%, 5/15/37	10,075	11,013
		508,496
Colorado 1.7%		
Colorado HFA, Catholic Health Initiatives, Series B-1, 5.00%, 7/1/30	4,045	4,348
Denver City & County Airport, Series A, 5.00%, 11/15/22	3,500	3,707
Denver City & County Airport, Series A, 5.00%, 12/1/30 (1)	8,625	10,408
Denver City & County Airport, Series A, 5.00%, 12/1/35 (1)	22,700	26,203
Denver City & County Airport, Series A, 5.25%, 11/15/23 (1)	2,245	2,439
Denver City & County Airport, Series A, 5.25%, 11/15/27	5,560	5,701
Denver City & County Airport, Series B, 5.00%, 11/15/29	2,945	3,235
Denver City & County Airport, Series B, 5.00%, 11/15/30	4,025	4,413
Denver City & County Airport, Series B, 5.25%, 11/15/28	3,000	3,410
Denver City & County Airport, United Airlines, PCR, 5.00%, 10/1/32 (1)	15,690	16,520
Denver Convention Center Hotel Auth., 5.00%, 12/1/30	2,000	2,227
E-470 Public Toll Highway, Series A, FRN, 67% of 1M USD LIBOR + 0.90%, 2.581%, 9/1/39 (Tender 9/1/19)	3,175	3,176
E-470 Public Toll Highway, Series B, FRN, 67% of 1M USD LIBOR + 1.05%, 2.724%, 9/1/39 (Tender 9/1/21)	3,575	3,603
Regional Transportation Dist., Fastracks, Series A, 5.00%, 11/1/29	3,875	4,283
		93,673

Connecticut 0.7%		
Connecticut, Series E, GO, 5.00%, 9/15/31	12,000	13,679
Connecticut Special Tax Obligation, Transportation Infrastructure, Series A, 5.00%, 10/1/29	10,000	11,018
Connecticut Special Tax Obligation, Transportation Infrastructure, Series A, 5.00%, 1/1/32	10,000	11,377
Mashantucket Western Pequot Tribe, 6.05%, (PIK), 7/1/31 (5)(6)	371	13
		36,087
Delaware 0.2%		
Delaware, Series A, GO, 5.00%, 2/1/31	3,915	4,748
Delaware, Series A, GO, 5.00%, 2/1/32	3,000	3,619
		8,367
District of Columbia 2.6%		
District of Columbia, Series A, GO, 5.00%, 6/1/30	750	868
District of Columbia, Series A, GO, 5.00%, 6/1/31	5,000	5,768
District of Columbia, Series A, GO, 5.00%, 6/1/34	4,965	5,723
District of Columbia, Series A, GO, 5.00%, 6/1/36	4,550	5,263
District of Columbia, Series D, GO, 5.00%, 6/1/29	4,365	5,253
District of Columbia, Series D, GO, 5.00%, 6/1/32	10,000	11,778
District of Columbia, Georgetown Univ., 5.00%, 4/1/33	3,000	3,443
District of Columbia, Georgetown Univ., 5.00%, 4/1/34	1,800	2,057
District of Columbia, Georgetown Univ., 5.00%, 4/1/35	2,000	2,278
District of Columbia, Income Tax, Series A, 5.00%, 12/1/21	3,375	3,681
District of Columbia Water & Sewer Auth., Series B, 5.00%, 10/1/36	2,000	2,280
Metropolitan Washington Airports Auth., Series 2016A, 5.00%, 10/1/31 (1)	13,000	14,824
Metropolitan Washington Airports Auth., Series 2018A, 5.00%, 10/1/29 (1)	4,150	4,937

Metropolitan Washington Airports Auth., Series 2018A, 5.00%, 10/1/31 (1)	4,675	5,467
Metropolitan Washington Airports Auth., Series A, 5.00%, 10/1/23	6,000	6,316
Metropolitan Washington Airports Auth., Series A, 5.00%, 10/1/29	6,250	6,547
Metropolitan Washington Airports Auth., Series A, 5.00%, 10/1/30 (1)	3,285	3,868
Metropolitan Washington Airports Auth., Series A, 5.00%, 10/1/31 (1)	3,555	3,839
Metropolitan Washington Airports Auth., Series A, 5.00%, 10/1/34 (1)	7,350	8,279
Metropolitan Washington Airports Auth., Series A, 5.00%, 10/1/35 (1)	7,000	7,860
Metropolitan Washington Airports Auth., Series B, 5.00%, 10/1/23	5,000	5,108
Metropolitan Washington Airports Auth., Series B, 5.00%, 10/1/30 (1)	9,780	11,142
Washington Convention & Sports Auth., Hotel Tax, Series A, 5.00%, 10/1/30	2,800	3,304
Washington D.C. Convention & Sports Auth., Hotel Tax, Series A, 5.00%, 10/1/28	5,000	5,985
Washington D.C. Convention & Sports Auth., Hotel Tax, Series A, 5.00%, 10/1/29	6,000	7,135
		143,003

Florida 8.4%

Alachua County HFA, Shands Teaching Hosp. and Clinics, Series B, 5.00%, 12/1/34	12,380	13,597
Brevard County HFA, Health First, 5.00%, 4/1/23	450	501
Brevard County HFA, Health First, 5.00%, 4/1/27	1,945	2,204
Brevard County HFA, Health First, 5.00%, 4/1/29	750	841
Brevard County HFA, Health First, 5.00%, 4/1/30	3,285	3,660
Brevard County HFA, Health First, 5.00%, 4/1/31	4,490	4,970
Brevard County HFA, Health First, 5.00%, 4/1/33	2,845	3,121
Brevard County HFA, Health First, 5.00%, 4/1/39	9,855	10,614

Broward County Airport, 5.00%, 10/1/27 (1)	1,250	1,479
Broward County Airport, 5.00%, 10/1/29 (1)	2,250	2,619
Broward County Airport, 5.00%, 10/1/30 (1)	1,250	1,445
Broward County Airport, 5.00%, 10/1/31 (1)	1,500	1,721
Broward County Airport, 5.00%, 10/1/32 (1)	1,815	2,074
Broward County Airport, 5.00%, 10/1/33 (1)	1,250	1,422
Broward County Airport, 5.00%, 10/1/34 (1)	1,000	1,132
Broward County Airport, Series A, 5.25%, 10/1/29 (1)	1,650	1,854
Broward County Airport, Series P-2, 5.00%, 10/1/25	3,700	4,110
Broward County Airport, Series P-2, 5.00%, 10/1/26	2,885	3,196
Broward County Airport, Series Q-1, 5.00%, 10/1/28	5,090	5,609
Broward County Airport, Series Q-2, 5.00%, 10/1/27 (1)	2,000	2,184
Central Florida Expressway Auth., Series A, 5.00%, 7/1/30	16,915	19,659
Florida Board of Ed., Capital Outlay, Series C, GO, 5.00%, 6/1/21	8,375	9,008
Florida Board of Ed., Capital Outlay, Series C, GO, 5.00%, 6/1/28	10,720	11,804
Florida Board of Ed., Capital Outlay, Series C, GO, 5.00%, 6/1/29	4,965	6,000
Florida Board of Ed., Capital Outlay, Series E, GO, 5.00%, 6/1/27	6,175	6,617
Florida Board of Ed., Lottery Revenue, Series A, 5.00%, 7/1/23	10,000	11,350
Florida Dept. of Environmental Protection, Forever Revenue, Series B, 5.00%, 7/1/22	10,500	11,286
Florida Municipal Power Agency, All Requirements, Series A, 5.00%, 10/1/31	7,325	8,523
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/34 (1)	3,000	3,410
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/35 (1)	6,500	7,357
Hillsborough County Aviation Auth., Tampa Int'l Airport, Series A, 5.00%, 10/1/23 (1)	1,480	1,662
Hillsborough County Aviation Auth., Tampa Int'l Airport, Series B, 5.00%, 10/1/33	5,160	5,787
Hillsborough County Aviation Auth., Tampa Int'l Airport, Series B, 5.00%, 10/1/34	3,090	3,460

Jacksonville, Better Jacksonville Sales Tax, 5.00%, 10/1/21	4,950	5,332
Jacksonville, Better Jacksonville Sales Tax, Series A, 5.00%, 10/1/30	5,000	5,453
Miami-Dade County Aviation, 5.00%, 10/1/27 (1)	2,925	3,295
Miami-Dade County Aviation, Series A, 5.00%, 10/1/23 (1)	9,000	9,904
Miami-Dade County Aviation, Series A, 5.00%, 10/1/24 (1)	10,000	10,975
Miami-Dade County Aviation, Series A, 5.00%, 10/1/26 (1)	5,000	5,458
Miami-Dade County Aviation, Series A, 5.00%, 10/1/30 (1)	6,950	7,737
Miami-Dade County Aviation, Series A, 5.00%, 10/1/32 (1)	9,590	10,597
Miami-Dade County Aviation, Series A, 5.00%, 10/1/38 (1)	5,930	6,506
Miami-Dade County Aviation, Series A, 5.75%, 10/1/24 (Prerefunded 10/1/19) (2)	5,085	5,220
Miami-Dade County Aviation, Series A, 5.75%, 10/1/26 (Prerefunded 10/1/19) (2)	100	103
Miami-Dade County Aviation, Series B, 5.00%, 10/1/25	3,000	3,323
Miami-Dade County Aviation, Series B, 5.00%, 10/1/26	12,420	13,719
Miami-Dade County Aviation, Series B, 5.00%, 10/1/27	4,980	5,486
Miami-Dade County EFA, Univ. of Miami, Series B, 5.25%, 4/1/20 (7)	4,610	4,788
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/33	3,000	3,441
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/26	4,530	5,191
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/27	3,850	4,393
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/28	2,775	3,160
Miami-Dade County Expressway Auth., Toll, Series 2013A, 5.00%, 7/1/30	1,250	1,363
Miami-Dade County Expressway Auth., Toll, Series 2014A, 5.00%, 7/1/30	2,000	2,262
Miami-Dade County Expressway Auth., Toll, Series A, 5.00%, 7/1/26	3,900	4,263
Miami-Dade County Expressway Auth., Toll, Series A, 5.00%, 7/1/28	5,565	6,076
Miami-Dade County Expressway Auth., Toll, Series A, 5.00%, 7/1/31	2,000	2,252
Orange County, Tourist Dev. Tax, 5.00%, 10/1/21	5,680	6,163

Orange County, Tourist Dev. Tax, 5.00%, 10/1/22	12,820	14,295
Orange County Convention Center, Tourist Dev. Tax, 5.00%, 10/1/23	12,735	14,511
Orange County School BoardCOP, Series C, COP, 5.00%, 8/1/30	18,050	20,750
Orange County School BoardCOP, Series C, COP, 5.00%, 8/1/33	5,535	6,335
Orlando-Orange County Expressway Auth., 5.00%, 7/1/28	4,990	5,592
Orlando-Orange County Expressway Auth., 5.00%, 7/1/29	5,005	5,604
Orlando-Orange County Expressway Auth., 5.00%, 7/1/32	11,550	12,876
Orlando-Orange County Expressway Auth., Series B, 5.00%, 7/1/24	1,830	2,057
Reedy Creek Improvement Dist., Series A, GO, 5.00%, 6/1/27	3,900	4,382
Reedy Creek Improvement Dist., Series A, GO, 5.00%, 6/1/28	5,000	5,612
South Broward Hosp. Dist., 5.00%, 5/1/22	3,000	3,291
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/20	2,450	2,568
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/21	1,250	1,343
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/22	1,945	2,142
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/23	1,000	1,125
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/34	6,385	7,304
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/35	9,000	10,244
Tampa, Catholic Health East, Series A, 5.25%, 11/15/23 (Prerefunded 5/15/20) (2)	3,225	3,368
Tampa, H. Lee Moffitt Cancer Center, Cigarette Tax Allocation, Series A, 5.00%, 9/1/19	500	509
Tampa, H. Lee Moffitt Cancer Center, Cigarette Tax Allocation, Series A, 5.00%, 9/1/25	2,900	3,187
Tampa, H. Lee Moffitt Cancer Center, Cigarette Tax Allocation, Series A, 5.00%, 9/1/26	1,400	1,537
Tampa Health Sys., BayCare Health, Series A, 5.00%, 11/15/26	10,700	11,703
Tampa Health Sys., BayCare Health, Series A, 5.00%, 11/15/27	400	468
Tampa Health Sys., BayCare Health, Series A, 5.00%, 11/15/28	325	378
Tampa Health Sys., BayCare Health, Series A, 5.00%, 11/15/29	420	487
Tampa Health Sys., BayCare Health, Series A, 5.00%, 11/15/30	365	421

Tampa Health Sys., BayCare Health, Series A, 5.00%, 11/15/31	500	573
Tampa Health Sys., BayCare Health, Series A, 5.00%, 11/15/32	1,070	1,220
Tampa Health Sys., BayCare Health, Series A, 5.00%, 11/15/33	455	517
Tolomato Community Dev. Dist., Capital Appreciation Bond, Special Assessment, Series 2015-1, VR, 5/1/40	415	333
Tolomato Community Dev. Dist., Capital Appreciation Bond, Special Assessment, Series 2015-2, VR, 5/1/40	255	168
Tolomato Community Dev. Dist., Capital Appreciation Bond, Special Assessment, Series A-3, VR, 5/1/40	185	182
Tolomato Community Dev. Dist., Capital Appreciation Bond, Special Assessment, Series A-4, VR, 5/1/40	100	82
Tolomato Community Dev. Dist., Special Assessment, Series 1, 6.45%, 5/1/23	5	5
Tolomato Community Dev. Dist., Special Assessment, Series 2015-3, 6.61%, 5/1/40 (8)(9)	280	—
Tolomato Community Dev. Dist., Special Assessment, Series 3, 6.45%, 5/1/23 (8)(9)	155	—
		455,905

Georgia 5.2%

Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/26	4,190	4,306
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/27	1,825	2,081
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/29	12,865	14,577
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/30	10,500	11,871
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/31	14,440	16,290
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/33	2,055	2,309
Atlanta Airport, Passenger Fac. Charge, Series C, 5.75%, 1/1/22	4,750	5,096
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1, 6.50%, 1/1/29	1,900	1,841
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1, 6.75%, 1/1/35	6,250	5,868
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%, 7/1/28	935	1,085
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%, 7/1/30	2,335	2,685

Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%, 7/1/31	4,280	4,891
Atlanta Water & Wastewater, 5.00%, 11/1/31	12,860	14,707
Atlanta Water & Wastewater, 5.00%, 11/1/35	6,000	6,780
Carroll City-County Hosp. Auth., Tanner Medical Center, Unrefunded Balance, 5.00%, 7/1/22	710	742
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC, 5.00%, 4/1/29	5,395	5,902
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC, 5.00%, 4/1/31	500	572
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC, 5.00%, 4/1/33	1,250	1,408
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC, 5.00%, 4/1/35	2,250	2,513
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC, 5.25%, 4/1/41	4,300	4,537
DeKalb Private Hosp. Auth., Children's Healthcare of Atlanta, 5.00%, 11/15/21	3,500	3,590
DeKalb Private Hosp. Auth., Children's Healthcare of Atlanta, 5.00%, 11/15/24	2,850	2,922
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%, 4/1/31	400	457
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%, 4/1/32	1,000	1,136
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%, 4/1/33	2,000	2,257
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%, 4/1/34	2,515	2,822
Gainesville & Hall County Hosp. Auth., Georgia Health Sys., Series A, 5.375%, 2/15/40 (Prerefunded 2/15/20) (2)	2,610	2,705
Gainesville & Hall County Hosp. Auth., Georgia Health Sys., Unrefunded Balance, Series A, 5.375%, 2/15/40	805	834
Griffin-Spalding County Hosp. Auth., WellStar Health, Series A, RAC, 5.00%, 4/1/32	1,000	1,136
Griffin-Spalding County Hosp. Auth., WellStar Health, Series A, RAC, 5.00%, 4/1/34	1,205	1,352
Griffin-Spalding County Hosp. Auth., WellStar Health, Series A, RAC, 5.00%, 4/1/35	1,000	1,117

Hall County & Gainesville Hosp. Auth., Northeast Georgia Health, Series A, 5.00%, 2/15/26	1,860	2,155
Hall County & Gainesville Hosp. Auth., Northeast Georgia Health, Series A, 5.00%, 2/15/28	1,200	1,396
Hall County & Gainesville Hosp. Auth., Northeast Georgia Health, Series A, 5.00%, 2/15/29	1,780	2,061
Hall County & Gainesville Hosp. Auth., Northeast Georgia Health, Series A, 5.00%, 2/15/30	6,000	6,897
Hall County & Gainesville Hosp. Auth., Northeast Georgia Health, Series A, 5.00%, 2/15/35	5,000	5,603
Hall County & Gainesville Hosp. Auth., Northeast Georgia Health, Series B, 5.00%, 2/15/28	2,500	2,960
Hall County & Gainesville Hosp. Auth., Northeast Georgia Health, Series B, 5.00%, 2/15/29	2,750	3,239
Hall County & Gainesville Hosp. Auth., Northeast Georgia Health, Series B, 5.00%, 2/15/31	2,365	2,742
Hall County & Gainesville Hosp. Auth., Northeast Georgia Health, Series B, 5.00%, 2/15/32	3,660	4,224
Hall County & Gainesville Hosp. Auth., Northeast Georgia Health, Series B, 5.00%, 2/15/33	3,390	3,892
Main Street Natural Gas, Series A, 5.50%, 9/15/22	3,230	3,580
Main Street Natural Gas, Series A, 5.50%, 9/15/24	2,500	2,896
Main Street Natural Gas, Series A-1, 5.50%, 9/15/27	11,060	13,416
Main Street Natural Gas, Series B, 5.00%, 3/15/20	5,360	5,531
Main Street Natural Gas, Gas Supply, Series C, VRDN, 4.00%, 8/1/48 (Tender 12/1/23)	14,375	15,248
Main Street Natural Gas, Gas Supply, Series D, FRN, 67% of 1M USD LIBOR + 0.83%, 2.511%, 8/1/48 (Tender 12/1/23)	14,725	14,640
Metropolitan Atlanta Rapid Transit Auth., Sales Tax, Series B, 5.00%, 7/1/32	5,000	5,811
Municipal Electric Auth. of Georgia, Series A, 5.00%, 1/1/21	2,695	2,833
Municipal Electric Auth. of Georgia, Series A, 5.00%, 1/1/28	8,660	9,810
Municipal Electric Auth. of Georgia, Series B, 5.00%, 1/1/20	5,230	5,366
Municipal Electric Auth. of Georgia, General Power Revenue, Series 2018A, 5.00%, 1/1/29	9,290	10,756
Municipal Electric Auth. of Georgia, General Power Revenue, Series 2018A, 5.00%, 1/1/30	1,870	2,148

Municipal Electric Auth. of Georgia, General Power Revenue, Series 2018A, 5.00%, 1/1/31	1,965	2,237
Municipal Electric Auth. of Georgia, General Power Revenue, Series 2018A, 5.00%, 1/1/32	1,060	1,200
Municipal Electric Auth. of Georgia, General Power Revenue, Series 2018A, 5.00%, 1/1/33	665	747
Municipal Electric Auth. of Georgia, Power Revenue, Series HH, 5.00%, 1/1/30	2,675	3,072
Municipal Electric Auth. of Georgia, Power Revenue, Series HH, 5.00%, 1/1/31	1,560	1,776
Municipal Electric Auth. of Georgia, Power Revenue, Series HH, 5.00%, 1/1/32	1,700	1,924
Municipal Electric Auth. of Georgia, Power Revenue, Series HH, 5.00%, 1/1/33	1,845	2,073
Municipal Electric Auth. of Georgia, Power Revenue, Series HH, 5.00%, 1/1/34	2,005	2,243
Municipal Electric Auth. of Georgia, Power Revenue, Series HH, 5.00%, 1/1/35	3,415	3,807
Savannah Economic Dev. Auth., Marshes of Skidaway Island, 6.00%, 1/1/24	765	809
Savannah Economic Dev. Auth., Marshes of Skidaway Island, 7.00%, 1/1/34	3,000	3,303
		280,784

Hawaii 0.1%

Hawaii Airports Sys., Series A, 5.25%, 7/1/23	4,175	4,373
		4,373

Idaho 0.2%

Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/25	1,055	1,190
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/26	1,000	1,123
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/28	745	829
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/29	650	720
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/30	725	800
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/31	720	791

Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/32	1,000	1,095
Idaho HFA, Trinity Health Credit Group, Series D, 5.50%, 12/1/29	2,185	2,577
		9,125

Illinois 3.8%

Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/23 (1)	5,500	5,928
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/27 (1)	23,000	25,790
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/29 (1)	5,450	6,049
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/30 (1)	13,000	14,353
Chicago O'Hare Int'l. Airport, Series C, 5.00%, 1/1/31	3,600	4,070
Chicago O'Hare Int'l. Airport, Series C, 5.25%, 1/1/27	10,590	10,888
Chicago O'Hare Int'l. Airport, Series C, 5.25%, 1/1/28	2,200	2,261
Chicago O'Hare Int'l. Airport, Series D, 5.25%, 1/1/34	8,450	9,677
Chicago O'Hare Int'l. Airport, Series F, 5.25%, 1/1/23	3,065	3,155
Chicago O'Hare Int'l. Airport, Series F, 5.25%, 1/1/24	2,605	2,681
Chicago O'Hare Int'l. Airport, Series F, 5.25%, 1/1/25	2,920	3,004
Chicago O'Hare Int'l. Airport, Series F, 5.25%, 1/1/27	2,710	2,786
Chicago O'Hare Int'l. Airport, Series F, 5.25%, 1/1/29	1,245	1,280
Chicago Transit Auth., Federal Highway, GAN, 5.00%, 6/1/21	2,400	2,547
Chicago Transit Auth., Federal Highway, GAN, 5.00%, 6/1/22	3,405	3,699
Chicago Transit Auth., Federal Highway, GAN, 5.00%, 6/1/23	4,150	4,594
Chicago Wastewater, Series A, 5.00%, 1/1/32	4,045	4,505
Chicago Wastewater, Series A, 5.00%, 1/1/33	4,250	4,706
Chicago Wastewater, Series A, 5.00%, 1/1/34	4,460	4,919
Illinois, GO, 5.00%, 1/1/20	4,480	4,580
Illinois, GO, 5.00%, 2/1/20	3,775	3,867
Illinois, GO, 5.00%, 7/1/20	7,315	7,565
Illinois, GO, 5.00%, 2/1/21	3,775	3,924
Illinois, Series D, GO, 5.00%, 11/1/21	30,030	31,606
Illinois Fin. Auth., Series E-1, VRDN, 1.43%, 8/1/43	3,955	3,955

Illinois Fin. Auth., Northwestern Memorial Healthcare, Series A-3, VRDN, 1.45%, 8/15/42	9,415	9,415
Illinois State Toll Highway Auth., Series C, 5.00%, 1/1/27	1,275	1,475
Illinois State Toll Highway Auth., Series C, 5.00%, 1/1/28	1,150	1,325
Illinois State Toll Highway Auth., Series D, 5.00%, 1/1/22	1,390	1,514
Metropolitan Pier & Exposition Auth., McCormick Place, Series B, 5.00%, 12/15/28	9,000	9,320
Railsplitter Tobacco Settlement Auth., 5.00%, 6/1/23	5,075	5,627
Railsplitter Tobacco Settlement Auth., 5.50%, 6/1/23 (Prerefunded 6/1/21) (2)	2,565	2,781
		203,846
Indiana 0.3%		
Indiana Fin. Auth., Series A-4, PCR, VRDN, 1.44%, 12/1/39	1,000	1,000
Indiana Fin. Auth., Series B, VRDN, 1.45%, 3/1/33	3,015	3,015
Indiana Fin. Auth., Indiana Univ. Health, Series N, 5.00%, 3/1/23 (Prerefunded 3/1/21) (2)	2,430	2,592
Indiana Fin. Auth., Indiana Univ. Health, Series N, 5.00%, 3/1/24 (Prerefunded 3/1/21) (2)	2,930	3,125
Indiana Municipal Power Agency, Power Supply, Series A, 5.00%, 1/1/29	4,250	4,865
Valparaiso, Pratt Paper, IDRB, 5.875%, 1/1/24 (1)	2,030	2,222
		16,819
Iowa 0.1%		
Iowa Fin. Auth., Iowa Fertilizer, 5.50%, 12/1/22	20	20
Iowa Fin. Auth., Iowa Fertilizer, Series B, VRDN, 5.25%, 12/1/50 (Tender 12/1/37)	5,980	6,361
		6,381
Kansas 0.5%		
Kansas DFA, Series K, 5.00%, 12/1/20	2,300	2,360
Kansas DFA, Adventist Health/Sunbelt, Series A, 5.00%, 11/15/32	11,400	12,326

Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%, 5/15/21	1,135	1,180
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%, 5/15/23	1,155	1,227
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%, 5/15/25	1,000	1,073
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%, 5/15/26	1,045	1,125
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%, 5/15/28	2,300	2,479
Wichita, Via Christi Health, Series IV-A, 5.25%, 11/15/25 (Prerefunded 11/15/21) (2)	4,085	4,462
		26,232

Kentucky 0.4%

Kentucky Economic Dev. Fin. Auth., Owensboro Medical Health, Series A, 5.00%, 6/1/27	2,625	2,968
Kentucky Economic Dev. Fin. Auth., Owensboro Medical Health, Series A, 5.00%, 6/1/28	3,105	3,489
Kentucky Economic Dev. Fin. Auth., Owensboro Medical Health, Series A, 5.00%, 6/1/29	5,250	5,854
Kentucky Economic Dev. Fin. Auth., Owensboro Medical Health, Series A, 5.00%, 6/1/31	1,000	1,098
Kentucky Economic Dev. Fin. Auth., Owensboro Medical Health, Series A, 5.00%, 6/1/32	3,250	3,545
Kentucky Economic Dev. Fin. Auth., Owensboro Medical Health, Series A, 5.25%, 6/1/20	500	517
Kentucky Economic Dev. Fin. Auth., Owensboro Medical Health, Series A, 6.375%, 6/1/40 (Prerefunded 6/1/20) (2)	5,435	5,761
		23,232

Louisiana 0.4%

New Orleans Aviation Board, Series B, 5.00%, 1/1/29 (1)	4,400	4,901
New Orleans Aviation Board, Series B, 5.00%, 1/1/31 (1)	6,000	6,631
Saint Charles Parish, Valero Energy, PCR, VRDN, 4.00%, 12/1/40 (Tender 6/1/22)	2,300	2,391

Tobacco Settlement Fin., Tobacco Industry, Series A, 5.00%, 5/15/22	3,315	3,562
Tobacco Settlement Fin., Tobacco Industry, Series A, 5.00%, 5/15/23	1,500	1,635
		19,120

Maryland 3.7%

Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%, 4/1/25	700	768
Baltimore City, Series C, 5.00%, 7/1/27	500	566
Baltimore City, Series C, 5.00%, 7/1/28	1,165	1,315
Baltimore City, Wastewater, Series A, 5.00%, 7/1/34	3,570	4,107
Baltimore City, Wastewater, Series E, 5.00%, 7/1/26	3,030	3,447
Baltimore City, Water, Series C, 5.00%, 7/1/34	2,155	2,469
Gaithersburg, Asbury Obligated Group, Series A, 4.00%, 1/1/23	1,000	1,036
Gaithersburg, Asbury Obligated Group, Series A, 4.00%, 1/1/24	2,500	2,591
Gaithersburg, Asbury Obligated Group, Series A, 4.50%, 1/1/25	1,500	1,598
Gaithersburg, Asbury Obligated Group, Series A, 4.50%, 1/1/26	2,495	2,668
Howard County, Series D, GO, 5.00%, 2/15/31	5,480	6,611
Maryland DOT, 5.00%, 2/15/25 (Prerefunded 2/15/21) (2)	1,340	1,429
Maryland DOT, 5.00%, 2/15/28 (Prerefunded 2/15/21) (2)	8,475	9,036
Maryland Economic Dev., Series B, 5.125%, 6/1/20 (10)	1,720	1,781
Maryland Economic Dev., Potomac Electric Power, PCR, 6.20%, 9/1/22	3,500	3,512
Maryland Economic Dev., Purple Line Light Rail, 5.00%, 3/31/23 (1)	1,315	1,435
Maryland Economic Dev., Purple Line Light Rail, 5.00%, 3/31/25 (1)	500	562
Maryland Economic Dev., Purple Line Light Rail, 5.00%, 9/30/25 (1)	500	565
Maryland Economic Dev., Purple Line Light Rail, 5.00%, 9/30/31 (1)	970	1,082
Maryland Economic Dev., Purple Line Light Rail, Series A, 5.00%, 3/31/24 (1)	13,440	14,399

Maryland Economic Dev., Purple Line Light Rail, Series B, 5.00%, 9/30/26 (1)	5,685	6,059
Maryland Economic Dev., Purple Line Light Rail, Series C, 5.00%, 9/30/26 (1)	3,435	3,661
Maryland Economic Dev., Purple Line Light Rail, Series C, 5.00%, 3/31/27 (1)	3,435	3,655
Maryland Economic Dev., Purple Line Light Rail, Series C, 5.00%, 3/31/28 (1)	3,435	3,647
Maryland Economic Dev., Purple Line Light Rail, Series D, 5.00%, 9/30/29 (1)	1,665	1,873
Maryland Economic Dev., Transportation Fac., Series A, 5.00%, 6/1/26	2,075	2,393
Maryland Economic Dev., Transportation Fac., Series A, 5.00%, 6/1/27	1,000	1,164
Maryland Economic Dev., Transportation Fac., Series A, 5.00%, 6/1/28	1,000	1,172
Maryland Economic Dev., Transportation Fac., Series A, 5.125%, 6/1/20 (10)	670	694
Maryland HHEFA, 5.00%, 7/1/28	2,275	2,568
Maryland HHEFA, 5.00%, 7/1/29	1,600	1,803
Maryland HHEFA, Series D, VRDN, 1.40%, 7/1/41	4,150	4,150
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/29	2,000	2,365
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/30	2,180	2,561
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/31	1,850	2,155
Maryland HHEFA, Anne Arundel Health Sys., 5.00%, 7/1/25	1,000	1,101
Maryland HHEFA, Doctors Community Hosp., 5.30%, 7/1/25 (Prerefunded 7/1/20) (2)	2,245	2,333
Maryland HHEFA, Doctors Community Hosp., Unrefunded Balance, 5.30%, 7/1/25 (Prerefunded 7/1/20) (2)	345	362
Maryland HHEFA, Greater Baltimore Medical Center, 5.00%, 7/1/19	3,495	3,540
Maryland HHEFA, Greater Baltimore Medical Center, 5.00%, 7/1/20	2,395	2,506

Maryland HHEFA, John Hopkins Health Sys., Series A, 5.00%, 5/15/31	2,660	3,088
Maryland HHEFA, MedStar Health, 5.00%, 8/15/29	10,365	11,770
Maryland HHEFA, MedStar Health, 5.00%, 8/15/30	2,785	3,141
Maryland HHEFA, MedStar Health, 5.00%, 8/15/31	1,450	1,623
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/26	2,200	2,480
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/28	4,000	4,490
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/38	1,970	2,155
Maryland HHEFA, Meritus Medical Center, Series A, 5.00%, 7/1/33	1,000	1,101
Maryland HHEFA, Univ. of Maryland Health Sys., Series A, 5.00%, 7/1/20	1,240	1,296
Maryland HHEFA, Univ. of Maryland Medical Sys., Unrefunded Balance, 5.00%, 7/1/21	2,105	2,133
Maryland HHEFA, Western Maryland Health Sys., 5.00%, 7/1/19	2,000	2,025
Maryland HHEFA, Western Maryland Health Sys., 5.25%, 7/1/27	3,700	4,176
Maryland HHEFA, Western Maryland Health Sys., 5.25%, 7/1/28	12,180	13,674
Montgomery County, Series A, GO, 5.00%, 11/1/25	11,060	13,220
Montgomery County, Series B, GO, 5.00%, 11/1/21	6,020	6,553
Montgomery County, Series C, GO, 5.00%, 10/1/24	11,460	13,411
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/22	520	553
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/23	650	698
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/27	500	547
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/29	1,075	1,165
Rockville, Ingleside at King Farm, Series C, 3.00%, 11/1/25	1,700	1,649
		201,687

Massachusetts 1.7%

Massachusetts, Series B, GO, 5.25%, 9/1/22 (11)	8,000	8,975
Massachusetts, Series C, GO, 5.50%, 12/1/23 (7)	4,500	5,266
Massachusetts, Series F, GO, 5.00%, 11/1/24 (Prerefunded 11/1/22) (2)	18,775	20,997

Massachusetts Dev. Fin. Agency, Harvard Univ., Series B-2, 5.25%, 2/1/34 (Prerefunded 2/1/21) (2)	4,195	4,488
Massachusetts Dev. Fin. Agency, Partners Healthcare, Series S-2, VRDN, 5.00%, 7/1/38 (Tender 1/30/25)	10,000	11,587
Massachusetts Ed. Fin. Auth., Series A, 5.50%, 1/1/22	3,500	3,618
Massachusetts HEFA, Harvard Univ., Series A, 5.00%, 12/15/24 (Prerefunded 12/15/19) (2)	4,000	4,115
Massachusetts School Building Auth., One Percent Dedicated Sales Tax, Series A, 5.00%, 8/15/27	4,850	5,350
Massachusetts School Building Auth., One Percent Dedicated Sales Tax, Series B, 5.00%, 8/15/27	6,450	7,116
Massachusetts School Building Auth., One Percent Dedicated Sales Tax, Series B, 5.00%, 8/15/28	13,100	14,428
Massachusetts School Building Auth., One Percent Dedicated Sales Tax, Series B, 5.00%, 8/15/30	5,260	5,771
		91,711

Michigan 3.7%

Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A, GO, 5.00%, 7/1/25 (11)	605	677
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A, GO, 5.00%, 7/1/26 (11)	500	555
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A, GO, 5.00%, 7/1/27 (11)	1,280	1,416
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A, GO, 5.00%, 7/1/28 (11)	1,000	1,102
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A, GO, 5.00%, 7/1/30 (11)	1,200	1,315
Great Lakes Water Auth., Sewage Disposal, Series B, 5.00%, 7/1/31	8,560	9,806
Great Lakes Water Auth., Sewage Disposal, Series B, 5.00%, 7/1/32	3,500	3,992
Great Lakes Water Auth., Sewage Disposal, Series B, 5.00%, 7/1/33	14,085	16,004
Great Lakes Water Auth., Sewage Disposal, Series C, 5.00%, 7/1/36	16,395	18,276

Great Lakes Water Auth., Water Supply, Series C, 5.00%, 7/1/28	9,505	11,152
Great Lakes Water Auth., Water Supply, Series C, 5.00%, 7/1/29	6,225	7,276
Great Lakes Water Auth., Water Supply, Series C, 5.00%, 7/1/30	6,590	7,645
Great Lakes Water Auth., Water Supply, Series C, 5.00%, 7/1/31	5,535	6,380
Karegnondi Water Auth., Water Supply, Series A, 5.00%, 11/1/22	2,810	3,107
Michigan Fin. Auth., 5.00%, 11/15/31	3,000	3,391
Michigan Fin. Auth., Henry Ford Health, 5.00%, 11/15/28	8,870	10,272
Michigan Fin. Auth., Henry Ford Health, 5.00%, 11/15/30	11,730	13,382
Michigan Fin. Auth., Henry Ford Health, 5.00%, 11/15/32	440	495
Michigan Fin. Auth., Henry Ford Health, 5.00%, 11/15/34	6,580	7,313
Michigan Fin. Auth., Henry Ford Health, 5.00%, 11/15/41	3,000	3,234
Michigan Fin. Auth., McLaren Healthcare, Series A, 5.00%, 5/15/28	2,505	2,884
Michigan Fin. Auth., McLaren Healthcare, Series A, 5.00%, 5/15/29	1,000	1,147
Michigan Fin. Auth., McLaren Healthcare, Series A, 5.00%, 5/15/30	850	968
Michigan Fin. Auth., McLaren Healthcare, Series A, 5.00%, 5/15/31	2,250	2,544
Michigan Fin. Auth., Sewer Disposal, Series C-3, 5.00%, 7/1/21 (11)	6,000	6,421
Michigan Fin. Auth., Trinity Health, Series A, 5.00%, 12/1/37	5,000	5,679
Michigan Fin. Auth., Trinity Health Credit Group, 5.50%, 12/1/29	5,000	5,898
Michigan Fin. Auth., Trinity Health Credit Group, Series A, 5.00%, 12/1/34	5,000	5,766
Michigan Fin. Auth., Trinity Health Credit Group, Series A, 5.00%, 12/1/35	5,750	6,597
Michigan Municipal Bond Auth., Clean Water, Unrefunded Balance, 5.00%, 10/1/22	270	281
Michigan State Hosp. Fin. Auth., Trinity Health Credit Group, Series C, 5.00%, 12/1/30	1,700	2,005

Michigan State Hosp. Fin. Auth., Trinity Health Credit Group, Series C, 5.00%, 12/1/31	1,050	1,230
Michigan State Hosp. Fin. Auth., Trinity Health Credit Group, Series C, 5.00%, 12/1/32	1,250	1,454
Wayne County Airport Auth., Series B, 5.00%, 12/1/26 (1)	3,155	3,671
Wayne County Airport Auth., Series B, 5.00%, 12/1/27 (1)	1,810	2,121
Wayne County Airport Auth., Series B, 5.00%, 12/1/28 (1)	800	933
Wayne County Airport Auth., Series B, 5.00%, 12/1/29 (1)	600	695
Wayne County Airport Auth., Series B, 5.00%, 12/1/30 (1)	1,360	1,559
Wayne County Airport Auth., Series B, 5.00%, 12/1/31 (1)	800	911
Wayne County Airport Auth., Series B, 5.00%, 12/1/32 (1)	1,450	1,643
Wayne County Airport Auth., Series F, 5.00%, 12/1/26 (1)	3,795	4,374
Wayne County Airport Auth., Series F, 5.00%, 12/1/28 (1)	7,500	8,563
Wayne County Airport Auth., Series F, 5.00%, 12/1/34 (1)	3,500	3,897
		198,031
Minnesota 0.3%		
Minneapolis-Saint Paul Metropolitan Airports Commission, Series A, 5.00%, 1/1/27	6,500	7,352
Minneapolis-Saint Paul Metropolitan Airports Commission, Series A, 5.00%, 1/1/31	3,580	4,000
Minnesota, Series B, GO, 5.00%, 10/1/24	3,400	3,690
		15,042
Mississippi 0.0%		
Mississippi Business Fin., Series E, PCR, VRDN, 1.38%, 12/1/30	2,100	2,100
		2,100
Missouri 0.2%		
Saint Louis Airport, Series B, 5.00%, 7/1/21 (1)(11)	905	967
Saint Louis Airport, Series B, 5.00%, 7/1/22 (1)(11)	1,050	1,149
Saint Louis Airport, Series B, 5.00%, 7/1/23 (1)(11)	975	1,088

Saint Louis Airport, Series B, 5.00%, 7/1/24 (1)(11)	1,075	1,220
Saint Louis Airport, Series B, 5.00%, 7/1/25 (1)(11)	2,725	3,138
Saint Louis Airport, Lambert Int'l, Series A-1, 6.00%, 7/1/19	2,500	2,542
		10,104
Montana 0.1%		
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/23	835	880
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/24	880	931
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/25	925	975
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/26	970	1,021
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/28	1,060	1,120
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/31	1,250	1,299
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/32	445	461
		6,687
Nebraska 0.9%		
Central Plains Energy, Nebraska Gas, 5.00%, 9/1/42	12,130	13,019
Central Plains Energy, Nebraska Gas, 5.25%, 9/1/37	4,000	4,327
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/27	4,000	4,568
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/29	4,000	4,607
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/30	10,000	11,530
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/31	2,000	2,307
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/32	5,805	6,726
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/35	1,000	1,164
		48,248
Nevada 0.5%		
Clark County Airport, Las Vegas McCarran Int'l. Airport, Series C, 5.00%, 7/1/25 (11)	1,800	1,824
Clark County Airport, Las Vegas McCarran Int'l. Airport, Series C, 5.00%, 7/1/26 (11)	7,500	7,598
Las Vegas Valley Water Dist., Series B, GO, 5.00%, 6/1/26	5,545	6,087

Truckee Meadows Water Auth., 5.00%, 7/1/32	4,000	4,637
Truckee Meadows Water Auth., 5.00%, 7/1/34	3,965	4,545
Truckee Meadows Water Auth., 5.00%, 7/1/35	1,195	1,365
		26,056
New Jersey 2.0%		
New Jersey Economic Dev. Auth., Continental Airlines, PCR, 5.125%, 9/15/23 (1)	6,665	7,188
New Jersey Economic Dev. Auth., Continental Airlines, Series B, PCR, 5.625%, 11/15/30 (1)	2,000	2,255
New Jersey EFA, Rowan Univ., Series C, 5.00%, 7/1/27 (11)	1,200	1,411
New Jersey HCFFA, Robert Wood Johnson Univ. Hosp., Series A, 5.25%, 7/1/28	5,000	5,630
New Jersey Higher Ed. Student Assistance Auth., Series A, 5.25%, 6/1/20	2,145	2,168
New Jersey Transportation Trust Fund Auth., Transportation Sys., Series A, 5.00%, 12/15/24	5,000	5,591
New Jersey Transportation Trust Fund Auth., Highway Reimbursement, Series A-1, 5.00%, 6/15/20	4,290	4,454
New Jersey Transportation Trust Fund Auth., Highway Reimbursement, Series A-1, 5.00%, 6/15/21	7,185	7,632
New Jersey Transportation Trust Fund Auth., Highway Reimbursement, Series A-1, 5.00%, 6/15/22	5,000	5,424
New Jersey Transportation Trust Fund Auth., Transportation Sys., Series B, 5.50%, 12/15/20 (12)	2,000	2,120
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/27 (Prerefunded 7/1/22) (2)	810	899
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/28 (Prerefunded 7/1/22) (2)	17,880	19,838
New Jersey Turnpike Auth., Series B, 5.00%, 1/1/27	5,495	6,101
New Jersey Turnpike Auth., Series B, 5.00%, 1/1/28	13,060	14,489
New Jersey Turnpike Auth., Series B, 5.00%, 1/1/33	5,000	5,832
New Jersey Turnpike Auth., Unrefunded Balance, Series A, 5.00%, 1/1/27 (Prerefunded 7/1/22) (2)	11,190	12,415
New Jersey Turnpike Auth., Unrefunded Balance, Series A, 5.00%, 1/1/28 (Prerefunded 7/1/22) (2)	1,740	1,930

Tobacco Settlement Fin., Tobacco Industry, Series A, 5.00%, 6/1/22	400	434
Tobacco Settlement Fin., Tobacco Industry, Series A, 5.00%, 6/1/23	1,930	2,132
Tobacco Settlement Fin., Tobacco Industry, Series A, 5.00%, 6/1/24	2,630	2,952
		110,895

New York 15.4%

Dormitory Auth. of the State of New York, Memorial Sloan-Kettering Cancer Center, Series 1, 5.00%, 7/1/30	1,250	1,498
Dormitory Auth. of the State of New York, Memorial Sloan-Kettering Cancer Center, Series 1, 5.00%, 7/1/32	1,350	1,594
Dormitory Auth. of the State of New York, Mount Sinai Hosp., Series A, 5.00%, 7/1/20	1,360	1,421
Dormitory Auth. of the State of New York, Mount Sinai Hosp., Series A, 5.00%, 7/1/21	6,935	7,243
Dormitory Auth. of the State of New York, Mount Sinai Hosp., Series A, 5.00%, 7/1/22	3,845	4,015
Dormitory Auth. of the State of New York, New York Univ., Series A, 5.00%, 7/1/32	5,525	6,502
Dormitory Auth. of the State of New York, Pace Univ., Series A, 5.00%, 5/1/25 (Prerefunded 5/1/23) (2)	25	28
Dormitory Auth. of the State of New York, Pace Univ., Unrefunded Balance, Series A, 5.00%, 5/1/25	975	1,057
Dormitory Auth. of the State of New York, Personal Income Tax, Series A, 5.00%, 3/15/25	8,860	9,441
Dormitory Auth. of the State of New York, Personal Income Tax, Series A, 5.00%, 2/15/28	6,300	7,161
Dormitory Auth. of the State of New York, Personal Income Tax, Series A, 5.00%, 3/15/33	8,490	9,635
Dormitory Auth. of the State of New York, Personal Income Tax, Series B, 5.00%, 2/15/26	20,000	23,917
Dormitory Auth. of the State of New York, Personal Income Tax, Series B, 5.00%, 2/15/32	18,985	22,292
Dormitory Auth. of the State of New York, Personal Income Tax, Series B, 5.00%, 2/15/35	23,225	26,887

Dormitory Auth. of the State of New York, Personal Income Tax, Series E, 5.00%, 8/15/33	19,285	20,701
Dormitory Auth. of the State of New York, Personal Income Tax, Unrefunded Balance, Series A, 5.25%, 2/15/27 (Prerefunded 2/15/19) (2)	160	160
Dormitory Auth. of the State of New York, Sales Tax, 5.00%, 3/15/29	8,000	9,501
Dormitory Auth. of the State of New York, Sales Tax, Series A, 5.00%, 3/15/34	10,000	11,514
Dormitory Auth. of the State of New York, Third Gen. Resolution, 5.00%, 5/15/29	5,850	6,406
Metropolitan Transportation Auth., Series A-1, VRDN, 1.40%, 11/1/31	2,100	2,100
Metropolitan Transportation Auth., Series C, 5.00%, 11/15/22	3,820	4,231
Metropolitan Transportation Auth., Series C-1, 5.00%, 11/15/24	6,180	7,089
Metropolitan Transportation Auth., Series C-1, 5.00%, 11/15/33	21,875	25,014
Metropolitan Transportation Auth., Series C-1, 5.00%, 11/15/35	10,000	11,187
Metropolitan Transportation Auth., Series D, 5.00%, 11/15/29	10,000	11,498
Metropolitan Transportation Auth., Series D, 5.00%, 11/15/30	10,000	11,416
Metropolitan Transportation Auth., Series E, 5.00%, 11/15/25 (Prerefunded 11/15/22) (2)	4,000	4,494
Metropolitan Transportation Auth., Series E-1, VRDN, 1.42%, 11/15/50	5,700	5,700
Metropolitan Transportation Auth., Series F, 5.00%, 11/15/26	9,090	9,987
Metropolitan Transportation Auth., Dedicated Tax Fund, Series A, 5.00%, 11/15/27	9,925	11,008
Nassau County IDA, Amsterdam at Harborside, Series A, 5.875%, 1/1/23	159	162
Nassau County IDA, Amsterdam at Harborside, Series A, 6.50%, 1/1/32	1,058	1,082
Nassau County IDA, Amsterdam at Harborside, Series A, 6.70%, 1/1/49	158	158
Nassau County IDA, Amsterdam at Harborside, Series B, 5.50%, 7/1/20	82	82
Nassau County IDA, Amsterdam at Harborside, Series C, 2.00%, 1/1/49 (8)(9)	596	101

Nassau County Local Economic Assistance, Catholic Health Services of Long Island, 5.00%, 7/1/27	1,650	1,849
New Jersey Turnpike Auth., Series E, 5.00%, 1/1/25	2,000	2,323
New York City, Series 1, GO, 5.00%, 8/1/25	13,000	15,433
New York City, Series 1-I, GO, 5.00%, 3/1/28	14,730	16,730
New York City, Series B-1, GO, 5.00%, 12/1/31	2,000	2,335
New York City, Series B-1, GO, 5.00%, 10/1/35	1,750	2,031
New York City, Series B-1, GO, 5.00%, 10/1/37	3,070	3,530
New York City, Series D, GO, 5.00%, 8/1/28	9,965	11,070
New York City, Series E, GO, 5.00%, 8/1/28	6,125	6,888
New York City, Series E, GO, 5.00%, 8/1/29	6,550	7,255
New York City, Series E-3, GO, 5.00%, 8/1/23	7,100	7,655
New York City, Series E-5, GO, VRDN, 1.40%, 3/1/48	5,420	5,420
New York City, Series F-1, GO, 5.00%, 3/1/28	9,000	10,018
New York City, Series I, GO, 5.00%, 8/1/21	9,030	9,756
New York City, Series I-3, GO, VRDN, 1.43%, 4/1/36	4,840	4,840
New York City, Series M, GO, 5.00%, 4/1/21 (13)	5	5
New York City, Unrefunded Balance, Series I-1, GO, 5.00%, 8/1/20	40	42
New York City Municipal Water Fin Auth., Water & Sewer, Series AA, 5.00%, 6/15/37	19,000	21,822
New York City Municipal Water Fin Auth., Water & Sewer, Series BB-2, 5.00%, 6/15/31	5,680	6,722
New York City Municipal Water Fin Auth., Water & Sewer, Series EE, 5.00%, 6/15/29	7,600	8,343
New York City Municipal Water Fin Auth., Water & Sewer, Series EE, 5.00%, 6/15/31	13,070	14,312
New York City Municipal Water Fin Auth., Water & Sewer, Series FF, 5.00%, 6/15/28	6,945	7,627
New York City Transitional Fin Auth. Building Aid, Series S-1, 5.00%, 7/15/25	5,625	6,204
New York City Transitional Fin Auth. Building Aid, Series S-1, 5.00%, 7/15/26	15,250	16,825
New York City Transitional Fin Auth. Building Aid, Series S-1, 5.00%, 7/15/32	16,155	18,838

New York City Transitional Fin Auth. Building Aid, Series S-1A, 5.00%, 7/15/24	5,950	6,395
New York City Transitional Fin Auth. Building Aid, Series S-2, 5.00%, 7/15/32	7,715	8,996
New York City Transitional Fin Auth. Future Tax, Series A, 5.00%, 11/1/27	8,410	9,115
New York City Transitional Fin Auth. Future Tax, Series A-1, 5.00%, 8/1/24	11,500	13,409
New York City Transitional Fin Auth. Future Tax, Series A-2, 5.00%, 8/1/36	16,840	19,416
New York City Transitional Fin Auth. Future Tax, Series B-1, 5.00%, 8/1/34	5,160	6,082
New York City Transitional Fin Auth. Future Tax, Series C, 5.00%, 11/1/27	19,480	22,731
New York City Transitional Fin Auth. Future Tax, Series D, 5.00%, 11/1/23	8,000	8,328
New York City Transitional Fin Auth. Future Tax, Series E-1, 5.00%, 2/1/33	9,000	10,444
New York City Transitional Fin Auth. Future Tax, Series F-1, 5.00%, 5/1/33	11,300	13,127
New York City Transitional Fin Auth. Future Tax, Series F-1, 5.00%, 5/1/34	3,000	3,473
New York City Transitional Fin Auth. Future Tax, Series F-3, 5.00%, 2/1/31	7,450	8,617
New York City Transitional Fin Auth. Future Tax, Unrefunded Balance, Series B, 5.00%, 11/1/22	4,880	4,998
New York State Thruway Auth., Highway & Bridge Trust Fund, Series A-1, 5.00%, 4/1/23	6,000	6,418
New York State Thruway Auth., Personal Income Tax, Series A, 5.00%, 3/15/25	1,000	1,123
New York State Thruway Auth., Personal Income Tax, Series A, 5.00%, 3/15/27	2,830	3,167
New York State Transportation Dev., American Airlines, PCR, 5.00%, 8/1/21 (1)	3,150	3,326
New York State Transportation Dev., Delta Airlines, PCR, 5.00%, 1/1/26 (1)	10,700	12,212
New York State Transportation Dev., Terminal One Group, 5.00%, 1/1/22 (1)	2,245	2,414

New York State Transportation Dev., Terminal One Group, 5.00%, 1/1/23 (1)	1,845	2,024
New York State Urban Dev., Personal Income Tax, Series A, 5.00%, 3/15/21	10,000	10,687
New York State Urban Dev., Personal Income Tax, Series A, 5.00%, 3/15/23	10,725	12,089
New York State Urban Dev., Personal Income Tax, Series A, 5.00%, 3/15/24	6,325	7,299
New York State Urban Dev., Personal Income Tax, Series C, 5.00%, 3/15/28	14,775	16,492
New York State Urban Dev., Personal Income Tax, Series C-2, 5.00%, 3/15/33	18,775	21,948
New York Transportation Dev., American Airlines, PCR, 5.00%, 8/1/26 (1)	7,935	8,306
New York Transportation Dev., American Airlines, PCR, 5.00%, 8/1/31 (1)	4,980	5,162
Onondaga Civic Dev., Saint Joseph's Hosp., Series A, 5.00%, 7/1/19 (10)	355	360
Port Auth. of New York & New Jersey, Series 186, 5.00%, 10/15/22 (1)	7,175	7,936
Port Auth. of New York & New Jersey, Series 186, 5.00%, 10/15/23 (1)	5,000	5,650
Port Auth. of New York & New Jersey, Series 186, 5.00%, 10/15/28 (1)	5,410	6,155
Port Auth. of New York & New Jersey, Series 207, 5.00%, 9/15/26 (1)	28,545	33,746
Triborough Bridge & Tunnel Auth., Series B, 5.00%, 11/15/26	32,550	36,264
Utility Debt Securitization Auth., Series TE, 5.00%, 12/15/29	9,190	10,425
		832,489

North Carolina 3.1%

Charlotte Airport, Series A, 5.00%, 7/1/27	3,670	3,837
Charlotte Water & Sewer, 5.00%, 7/1/24	5,000	5,827
Charlotte-Mecklenburg Hosp. Auth., Series B, VRDN, 1.45%, 1/15/38	7,605	7,605
Charlotte-Mecklenburg Hosp. Auth., Series C, VRDN, 1.45%, 1/15/37	2,270	2,270

Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare, 5.00%, 1/15/38	4,000	4,424
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare, Series A, 4.00%, 1/15/35	7,200	7,552
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare, Series A, 5.00%, 1/15/28	6,210	6,737
New Hanover County, Regional Medical Center, 5.00%, 10/1/28	3,000	3,220
New Hanover County, Regional Medical Center, 5.00%, 10/1/29	800	936
New Hanover County, Regional Medical Center, 5.00%, 10/1/30	1,200	1,391
North Carolina Capital Fac. Fin. Agency, Wake Forest Univ., 5.00%, 1/1/33	5,205	6,019
North Carolina Eastern Municipal Power Agency, Series A, 5.00%, 1/1/26 (Prerefunded 7/1/22) (2)	1,195	1,323
North Carolina Eastern Municipal Power Agency, Series B, 6.00%, 1/1/22 (10)	9,570	10,724
North Carolina Eastern Municipal Power Agency, Series B, 6.00%, 1/1/22 (10)(12)	4,450	4,980
North Carolina Eastern Municipal Power Agency, Series D, 5.00%, 1/1/25 (Prerefunded 7/1/22) (2)	9,120	10,100
North Carolina Medical Care Commission, Cape Fear Valley Health, Series A, 5.00%, 10/1/19	3,400	3,462
North Carolina Medical Care Commission, Moses Cone Health Sys., Series B, VRDN, 1.43%, 10/1/35	2,430	2,430
North Carolina Medical Care Commission, Southminster, 4.00%, 10/1/19	140	141
North Carolina Medical Care Commission, Southminster, 5.00%, 10/1/20	205	211
North Carolina Medical Care Commission, Southminster, 5.00%, 10/1/21	230	241
North Carolina Medical Care Commission, Southminster, 5.00%, 10/1/22	855	905
North Carolina Medical Care Commission, Southminster, 5.00%, 10/1/23	595	635
North Carolina Medical Care Commission, Southminster, 5.00%, 10/1/24	705	757
North Carolina Medical Care Commission, Southminster, 5.00%, 10/1/25	485	525

North Carolina Medical Care Commission, Vidant Health, 5.00%, 6/1/30	2,715	3,081
North Carolina Medical Care Commission, Vidant Health, 5.00%, 6/1/31	7,000	7,882
North Carolina Medical Care Commission, Vidant Health, 5.00%, 6/1/32	2,000	2,241
North Carolina Municipal Power Agency No. 1, Catawba Electric, Series A, 5.00%, 1/1/31	10,025	11,537
North Carolina Municipal Power Agency No. 1, Catawba Electric, Series B, 5.00%, 1/1/25	5,000	5,423
North Carolina Municipal Power Agency No. 1, Catawba Electric, Series B, 5.00%, 1/1/26	6,570	7,110
North Carolina Municipal Power Agency No. 1, Catawba Electric, Series B, 5.00%, 1/1/29	1,300	1,399
North Carolina Municipal Power Agency No. 1, Catawba Electric, Series B, 5.00%, 1/1/30	5,110	5,491
North Carolina Municipal Power Agency No. 1, Catawba Electric, Series B, 5.00%, 1/1/31	1,315	1,411
North Carolina Municipal Power Agency No. 1, Catawba Electric, Series C, 5.00%, 1/1/29	3,000	3,494
North Carolina Municipal Power Agency No. 1, Catawba Electric, Series C, 5.00%, 1/1/30	10,000	11,591
North Carolina Turnpike Auth., 5.00%, 1/1/27 (11)	2,400	2,836
North Caroline Turnpike Auth., 5.00%, 1/1/24 (11)	700	790
North Caroline Turnpike Auth., 5.00%, 1/1/25	1,300	1,481
North Caroline Turnpike Auth., 5.00%, 1/1/26 (11)	1,350	1,576
Raleigh Durham Airport Auth., Series B, 5.00%, 11/1/25	5,480	5,687
Wake County, Public Improvement, Unrefunded Balance, GO, 5.00%, 3/1/22 (Prerefunded 3/1/19) (2)	7,620	7,640
		166,922

Ohio 1.0%

Cleveland Airports, Series A, 5.00%, 1/1/27 (11)	1,525	1,743
Cleveland Airports, Series A, 5.00%, 1/1/28 (11)	3,055	3,465
Cleveland Airports, Series A, 5.00%, 1/1/30 (11)	1,650	1,857
Cleveland Airports, Series A, 5.00%, 1/1/31 (11)	1,000	1,125

Columbus, Series A, GO, 4.00%, 8/15/27	4,625	5,144
Franklin County, Nationwide Children's Hosp., Series A, 5.00%, 11/1/30	1,100	1,307
Franklin County, Nationwide Children's Hosp., Series A, 5.00%, 11/1/31	1,000	1,178
Franklin County, Nationwide Children's Hosp., Series A, 5.00%, 11/1/32	1,400	1,634
Hamilton County, Life Enriching Communities, 4.00%, 1/1/20	375	378
Hamilton County, Life Enriching Communities, 4.00%, 1/1/21	300	304
Hamilton County, Life Enriching Communities, 5.00%, 1/1/22	365	382
Hamilton County, Life Enriching Communities, 5.00%, 1/1/23	400	422
Hamilton County, Life Enriching Communities, 5.00%, 1/1/24	525	558
Hamilton County, Life Enriching Communities, 5.00%, 1/1/25	800	856
Hamilton County, Life Enriching Communities, 5.00%, 1/1/26	550	592
Hamilton County, Life Enriching Communities, 5.00%, 1/1/31	1,500	1,575
Montgomery County, Catholic Health Initiatives, Series B, 5.25%, 5/1/29 (Prerefunded 11/12/23) (2)	1,615	1,838
Montgomery County, Catholic Health Initiatives, Unrefunded Balance, Series B, 5.25%, 5/1/29	3,010	3,341
Ohio, Cleveland Clinic Health, Series A, 5.00%, 1/1/31	5,480	6,534
Ohio, Cleveland Clinic Health, Series A, 5.00%, 1/1/33	2,735	3,216
Ohio, Infrastructure Improvement, Series A, GO, 5.00%, 9/1/23	7,000	7,989
Ohio State Higher Ed. Fac. Commission, Cleveland Clinic Health, Series B-4, VRDN, 1.43%, 1/1/43	9,685	9,685
		55,123

Oregon 0.2%

Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst, Series A, 5.00%, 5/15/23	250	268
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst, Series A, 5.00%, 5/15/25	280	303
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst, Series A, 5.00%, 5/15/27	305	331
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst, Series A, 5.00%, 5/15/28	320	346

Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst, Series A, 5.00%, 5/15/29	335	360
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst, Series A, 5.00%, 5/15/30	355	380
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst, Series A, 5.00%, 5/15/31	370	395
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst, Series A, 5.00%, 5/15/32	390	415
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst, Series A, 5.00%, 5/15/33	410	435
Port of Portland Airport, Series 24B, 5.00%, 7/1/30 (1)	2,000	2,298
Port of Portland Airport, Series 24B, 5.00%, 7/1/31 (1)	1,685	1,923
Port of Portland Airport, Series 24B, 5.00%, 7/1/32 (1)	1,130	1,284
		8,738

Pennsylvania 1.8%

Allentown Neighborhood Improvement Zone Dev. Auth., City Center, 5.00%, 5/1/23 (3)	2,000	2,112
Allentown Neighborhood Improvement Zone Dev. Auth., City Center, 5.00%, 5/1/28 (3)	2,000	2,183
Commonwealth Fin. Auth., Tobacco Master Settlement Payment, 5.00%, 6/1/25	1,500	1,721
Commonwealth Fin. Auth., Tobacco Master Settlement Payment, 5.00%, 6/1/26	2,000	2,320
Commonwealth Fin. Auth., Tobacco Master Settlement Payment, 5.00%, 6/1/27	2,000	2,323
Cumberland County Municipal Auth., Asbury Obligated Group, 5.00%, 1/1/22	475	495
Pennsylvania Economic Dev. Fin. Auth., PCR, VRDN, 2.35%, 8/1/45 (Tender 5/1/19) (1)	4,000	4,000
Philadelphia Airport, Series A, 5.25%, 6/15/28	1,180	1,234
Philadelphia Airport, Series A, 5.25%, 6/15/29	4,145	4,333
Philadelphia Airport, Series D, 5.25%, 6/15/23 (1)	19,670	20,539
Philadelphia Airport, Series D, 5.25%, 6/15/24 (1)	22,340	23,321
Saint Mary Hosp. Auth., Catholic Health, Series A, 5.00%, 11/15/26 (Prerefunded 5/15/20) (2)	5,000	5,207

Saint Mary Hosp. Auth., Catholic Health, Series A, 5.25%, 11/15/23 (Prerefunded 5/15/20) (2)	8,000	8,356
State Public School Building Auth., Philadelphia School Dist., Series A, GO, 5.00%, 6/1/31 (11)	9,160	10,365
State Public School Building Auth., Philadelphia School Dist., Series A, GO, 5.00%, 6/1/32 (11)	10,000	11,266
		99,775

Rhode Island 0.5%

Central Falls Detention Fac., 7.25%, 7/15/35 (8)(9)	980	176
Rhode Island Health & Ed. Building, Care New England, Series A, 5.00%, 9/1/19 (10)	1,240	1,264
Rhode Island Health & Ed. Building, Care New England, Series A, 5.00%, 9/1/20 (10)	1,000	1,051
Rhode Island Health & Ed. Building, Care New England, Series A, 5.00%, 9/1/21 (10)	1,305	1,412
Rhode Island Health & Ed. Building, Care New England, Series A, 5.00%, 9/1/22 (10)	2,705	3,008
Rhode Island Health & Ed. Building, Care New England, Series A, 5.00%, 9/1/23 (10)	1,000	1,137
Rhode Island Health & Ed. Building, Care New England, Series B, 5.00%, 9/1/19	1,740	1,759
Rhode Island Health & Ed. Building, Care New England, Series B, 5.00%, 9/1/20	2,705	2,786
Rhode Island Health & Ed. Building, Care New England, Series B, 5.00%, 9/1/22	1,950	2,077
Rhode Island Health & Ed. Building, Care New England, Series B, 5.00%, 9/1/23	1,950	2,103
Rhode Island Health & Ed. Building, Care New England, Series B, 5.00%, 9/1/24	5,025	5,483
Rhode Island Health & Ed. Building, Care New England, Series B, 5.00%, 9/1/25	1,425	1,574
Rhode Island Health & Ed. Building, Care New England, Series B, 5.00%, 9/1/26	1,630	1,809
		25,639

South Carolina 1.2%		
Lexington County Health Services Dist., Lexmed, 5.00%, 11/1/27	1,595	1,883
Lexington County Health Services Dist., Lexmed, 5.00%, 11/1/29	3,010	3,465
Patriots Energy Group Financing Agency, Series A, VRDN, 4.00%, 10/1/48 (Tender 2/1/24)	12,000	12,743
South Carolina Jobs-Economic Dev. Auth., Bon Secours Health, 5.00%, 11/1/26 (Prerefunded 11/1/22) (2)	1,000	1,111
South Carolina Jobs-Economic Dev. Auth., Bon Secours Health, 5.00%, 11/1/27 (Prerefunded 11/1/22) (2)	5,500	6,108
South Carolina Jobs-Economic Dev. Auth., Bon Secours Health, 5.00%, 11/1/28 (Prerefunded 11/1/22) (2)	9,750	10,829
South Carolina Jobs-Economic Dev. Auth., Bon Secours Health, 5.00%, 11/1/29 (Prerefunded 11/1/22) (2)	9,940	11,040
South Carolina Jobs-Economic Dev. Auth., Prisma Health Obligation Group, Series A, 5.00%, 5/1/32	5,000	5,698
South Carolina Jobs-Economic Dev. Auth., Prisma Health Obligation Group, Series A, 5.00%, 5/1/34	8,370	9,424
		62,301
South Dakota 0.1%		
South Dakota HEFA, Regional Health, 5.00%, 9/1/19 (10)	1,430	1,457
South Dakota HEFA, Regional Health, 5.00%, 9/1/20 (10)	1,000	1,051
South Dakota HEFA, Regional Health, 5.00%, 9/1/21 (Prerefunded 9/1/20) (2)	1,000	1,050
		3,558
Tennessee 1.8%		
Chattanooga Health Ed. & Housing Fac. Board, Student Housing, CDFI Phase I, 5.00%, 10/1/25	1,300	1,482
Chattanooga Health Ed. & Housing Fac. Board, Student Housing, CDFI Phase I, 5.00%, 10/1/26	1,000	1,131
Chattanooga Health Ed. & Housing Fac. Board, Student Housing, CDFI Phase I, 5.00%, 10/1/27	1,050	1,181

Chattanooga Health Ed. & Housing Fac. Board, Student Housing, CDFI Phase I, 5.00%, 10/1/28	1,000	1,119
Chattanooga Health Ed. & Housing Fac. Board, Student Housing, CDFI Phase I, 5.00%, 10/1/29	1,000	1,111
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation Group, 5.00%, 7/1/30	1,400	1,633
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation Group, 5.00%, 7/1/31	2,600	2,815
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation Group, 5.00%, 7/1/32	4,000	4,316
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation Group, 5.00%, 7/1/33	7,250	7,795
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation Group, 5.00%, 7/1/34	4,500	4,825
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation Group, Series 2018A, 5.00%, 7/1/25	1,600	1,779
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation Group, Series A, 5.00%, 7/1/36	1,220	1,373
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation Group, Series A, 5.00%, 7/1/37	8,825	9,878
Metropolitan Gov't. of Nashville & Davidson County, Series C, GO, 5.00%, 7/1/32	8,000	9,229
Metropolitan Gov't. of Nashville & Davidson County Health & Ed. Fac. Board, Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/30	2,110	2,394
Tennessee, Series B, GO, 5.00%, 8/1/30	6,860	8,164
Tennessee Energy Acquisition, Series A, VRDN, 4.00%, 5/1/48 (Tender 5/1/23)	17,070	17,835
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/21	1,500	1,602
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/24	12,770	14,353
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/26	4,945	5,683
		99,698

Texas 13.3%

Arlington, Special Tax, Series A, 5.00%, 2/15/35 (11)	2,500	2,899
Austin Airport, Series B, 5.00%, 11/15/29 (1)	1,200	1,383

Austin Airport, Series B, 5.00%, 11/15/31 (1)	1,550	1,762
Austin Airport, Series B, 5.00%, 11/15/33 (1)	1,130	1,272
Austin Convention Enterprises, Convention Center, 1st Tier, Series A, 5.00%, 1/1/20	1,100	1,131
Austin Convention Enterprises, Convention Center, 1st Tier, Series A, 5.00%, 1/1/21	500	528
Austin Convention Enterprises, Convention Center, 1st Tier, Series A, 5.00%, 1/1/23	1,405	1,541
Austin Convention Enterprises, Convention Center, 1st Tier, Series A, 5.00%, 1/1/24	410	457
Austin Convention Enterprises, Convention Center, 1st Tier, Series A, 5.00%, 1/1/25	500	563
Austin Convention Enterprises, Convention Center, 1st Tier, Series A, 5.00%, 1/1/26	500	569
Austin Convention Enterprises, Convention Center, 2nd Tier, Series B, 5.00%, 1/1/20	945	970
Austin Convention Enterprises, Convention Center, 2nd Tier, Series B, 5.00%, 1/1/22	1,150	1,235
Austin Convention Enterprises, Convention Center, 2nd Tier, Series B, 5.00%, 1/1/23	750	816
Austin Convention Enterprises, Convention Center, 2nd Tier, Series B, 5.00%, 1/1/24	500	551
Austin Convention Enterprises, First Tier Convention Center, Series A, 5.00%, 1/1/33	1,800	2,011
Austin Water & Wastewater, 5.00%, 11/15/30	5,340	6,270
Central Texas Regional Mobility Auth., 5.00%, 1/1/20	800	820
Central Texas Regional Mobility Auth., 5.00%, 1/1/22	845	909
Central Texas Regional Mobility Auth., 5.00%, 1/1/23	1,000	1,099
Central Texas Regional Mobility Auth., 5.00%, 1/1/32	6,475	7,273
Central Texas Regional Mobility Auth., 5.00%, 1/1/33	3,970	4,438
Central Texas Regional Mobility Auth., Series A, 5.00%, 1/1/23	475	523
Central Texas Regional Mobility Auth., Series A, 5.00%, 1/1/33	2,600	2,801
Clifton Higher Ed. Fin., Int'l Leadership, Series D, 5.75%, 8/15/33	10,000	10,135
Cypress-Fairbanks Independent School Dist., GO, 5.00%, 2/15/29	3,840	4,442

Cypress-Fairbanks Independent School Dist., School Building, GO, 5.00%, 2/15/24	7,205	7,663
Dallas Area Rapid Transit, Sales Tax, Series A, 5.00%, 12/1/32	5,000	5,793
Dallas Area Rapid Transit, Sales Tax, Series A, 5.00%, 12/1/33	1,825	2,110
Dallas/Fort Worth Int'l. Airport, PCR, VRDN, 1.49%, 5/1/32 (1)	1,650	1,650
Dallas/Fort Worth Int'l. Airport, Series A, 5.00%, 11/1/38 (1)	4,000	4,159
Dallas/Fort Worth Int'l. Airport, Series A, 5.25%, 11/1/29 (1)	6,000	6,710
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/19	3,000	3,072
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/23	2,400	2,541
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/29	5,985	6,563
Dallas/Fort Worth Int'l. Airport, Series D, 5.25%, 11/1/28	2,000	2,269
Dallas/Fort Worth Int'l. Airport, Series D, 5.25%, 11/1/29	1,300	1,471
Dallas/Fort Worth Int'l. Airport, Series F, 5.25%, 11/1/28	1,850	2,099
Dallas/Fort Worth Int'l. Airport, Series G, 5.00%, 11/1/26	1,000	1,055
Dallas/Fort Worth Int'l. Airport, Series G, 5.00%, 11/1/28	13,770	14,502
Decatur Hosp. Auth., Wise Regional Health, Series A, 5.00%, 9/1/19	1,190	1,207
Decatur Hosp. Auth., Wise Regional Health, Series A, 5.00%, 9/1/22	450	485
Decatur Hosp. Auth., Wise Regional Health, Series A, 5.00%, 9/1/34	1,750	1,874
Decatur Hosp. Auth., Wise Regional Health, Series A, 5.25%, 9/1/29	1,000	1,104
Grand Parkway Transportation, Series A, 5.00%, 10/1/34	8,495	9,935
Harris County, Tax Road, Series A, GO, 5.00%, 10/1/28	2,000	2,348
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health Sys., Series A, 5.00%, 12/1/20	1,855	1,957
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health Sys., Series A, 5.00%, 6/1/24	15,000	15,553
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health Sys., Series A, 5.00%, 12/1/24	2,155	2,490
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health Sys., Series A, 5.00%, 12/1/30	3,300	3,695
Harris County Cultural Ed. Fac. Fin., Methodist Hosp. Sys., Series C-1, VRDN, 1.45%, 12/1/24	1,100	1,100

Harris County Health Fac. Dev., Series A-1, VRDN, 1.45%, 12/1/41	7,020	7,020
Harris County Health Fac. Dev., Methodist Hosp. Sys., Series A-2, VRDN, 1.45%, 12/1/41	4,900	4,900
Harris County Toll Road Auth., Senior Lien, Series A, 5.00%, 8/15/31	3,000	3,550
Harris County Toll Road Auth., Senior Lien, Series A, 5.00%, 8/15/32	2,550	2,999
Houston, Series A, GO, 5.00%, 3/1/21	3,960	4,221
Houston, Series A, GO, 5.00%, 3/1/22	1,975	2,163
Houston, Public Improvement, Series A, GO, 5.00%, 3/1/25	2,485	2,834
Houston, Public Improvement, Series A, GO, 5.00%, 3/1/27	6,000	6,796
Houston Airport, United Airlines, Terminal E, PCR, 4.50%, 7/1/20 (1)	1,730	1,772
Houston Airport, United Airlines, Terminal E, PCR, 4.75%, 7/1/24 (1)	11,130	11,978
Houston Airport, United Airlines, Terminal E, PCR, IDRB, 5.00%, 7/1/29 (1)	10,200	11,126
Houston Airport, United Airlines, Terminal Improvement, Series B-1, PCR, 5.00%, 7/15/35 (1)	3,250	3,486
Houston Airport, United Airlines, Terminal Improvement, Series C, IDRB, PCR, 5.00%, 7/15/20 (1)	7,600	7,844
Houston Combined Utility, Series C, 5.00%, 5/15/27	8,950	10,245
Houston Combined Utility, Series C, 5.00%, 5/15/28	6,655	7,611
Houston Independent School Dist., GO, 5.00%, 2/15/31	3,710	4,375
Houston Independent School Dist., Series A, GO, 5.00%, 2/15/31	3,275	3,793
Houston Independent School Dist., Series A, GO, 5.00%, 2/15/32	6,500	7,496
Lower Colorado River Auth., Transmission Services, Series A, 5.00%, 5/15/26	2,890	3,224
Lower Colorado River Auth., Transmission Services, Series A, 5.00%, 5/15/28	9,800	10,898
Lower Colorado River Auth., Transmission Services, Series A, 5.00%, 5/15/30	13,805	15,304
Lower Colorado River Auth., Transmission Services, Series A, 5.00%, 5/15/31	10,000	11,073

Lower Colorado River Auth., Transmission Services, Series A, 5.00%, 5/15/36	6,055	6,666
Lower Colorado River Auth., Transmission Services, Series D, 5.00%, 5/15/30	4,450	5,090
Lower Colorado River Auth., Transmission Services, Series D, 5.00%, 5/15/31	4,630	5,279
Mission Economic Dev., Natgasoline, Series B, PCR, 4.625%, 10/1/31 (1)(3)	10,700	10,910
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/23	250	273
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/24	500	551
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/25	750	831
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/26	1,020	1,125
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/27	2,145	2,356
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/29	780	848
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/30	835	905
North Texas Tollway Auth., Series A, 6.00%, 9/1/41 (Prerefunded 9/1/21) (2)	6,675	7,381
North Texas Tollway Auth., Series D, 5.25%, 9/1/27 (Prerefunded 9/1/21) (2)	9,775	10,625
North Texas Tollway Auth., Dallas, Unrefunded Balance, Series C, 6.00%, 1/1/25	690	692
North Texas Tollway Auth., First Tier, 5.00%, 1/1/25	2,090	2,207
North Texas Tollway Auth., First Tier, Series 2014A, 5.00%, 1/1/22	2,195	2,395
North Texas Tollway Auth., First Tier, Series 2016A, 5.00%, 1/1/31	3,700	4,242
North Texas Tollway Auth., First Tier, Series 2017A, 5.00%, 1/1/31	1,250	1,433
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/23	3,580	3,999
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/25	2,000	2,223
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/26	900	998
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/27	5,525	6,233
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/29	3,185	3,438
North Texas Tollway Auth., First Tier, Series B, 5.00%, 1/1/27	10,205	11,045
North Texas Tollway Auth., First Tier, Series B, 5.00%, 1/1/28	7,440	8,043

North Texas Tollway Auth., Second Tier, Series A, 5.00%, 1/1/34	9,235	10,297
North Texas Tollway Auth., Second Tier, Series B, 5.00%, 1/1/25	2,000	2,213
North Texas Tollway Auth., Second Tier, Series B, 5.00%, 1/1/26	700	774
North Texas Tollway Auth., Second Tier, Series B, 5.00%, 1/1/30	6,530	7,497
North Texas Tollway Auth., Second Tier, Series B, Refunding, 5.00%, 1/1/31	2,000	2,281
North Texas Tollway Auth., Second Tier, Series B, 5.00%, 1/1/31	10,400	11,609
North Texas Tollway Auth., Second Tier, Series B, 5.00%, 1/1/32	1,400	1,610
North Texas Tollway Auth., Second Tier, Series B, 5.00%, 1/1/33	3,910	4,469
San Antonio Electric & Gas, 5.00%, 2/1/21	5,240	5,578
San Antonio Electric & Gas, 5.00%, 2/1/32	3,195	3,709
San Antonio Electric & Gas, Refunding Balance, 5.00%, 2/1/31	2,250	2,646
San Antonio Electric & Gas, Refunding Balance, 5.00%, 2/1/32	3,000	3,512
San Antonio Electric & Gas, Refunding Balance, 5.00%, 2/1/33	2,265	2,635
San Antonio Independent School Dist., School Building, GO, 5.00%, 8/15/27	1,500	1,764
San Antonio Independent School Dist., School Building, GO, 5.00%, 8/15/28	1,720	2,015
San Antonio Independent School Dist., School Building, GO, 5.00%, 8/15/29	1,200	1,400
San Antonio Independent School Dist., School Building, GO, 5.00%, 8/15/30	1,500	1,743
Tarrant County Cultural Ed. Fac. Fin., Scott & White Health, Series A, 5.00%, 8/15/20 (10)	190	199
Tarrant County Cultural Ed. Fac. Fin., Scott & White Health, Series A, 5.25%, 8/15/21 (Prerefunded 8/15/20) (2)	185	195
Tarrant County Cultural Ed. Fac. Fin., Scott & White Health, Series A, 5.25%, 8/15/22 (Prerefunded 8/15/20) (2)	115	121
Tarrant County Cultural Ed. Fac. Fin., Scott & White Health, Series A, 5.25%, 8/15/24 (Prerefunded 8/15/20) (2)	280	295

Tarrant County Cultural Ed. Fac. Fin., Scott & White Health, Series A, 5.25%, 8/15/25 (Prerefunded 8/15/20) (2)	305	321
Tarrant County Cultural Ed. Fac. Fin., Scott & White Health, Unrefunded Balance, Series A, 5.00%, 8/15/20 (10)	2,380	2,496
Tarrant County Cultural Ed. Fac. Fin., Scott & White Health, Unrefunded Balance, Series A, 5.25%, 8/15/21 (Prerefunded 8/15/20) (2)	2,315	2,436
Tarrant County Cultural Ed. Fac. Fin., Scott & White Health, Unrefunded Balance, Series A, 5.25%, 8/15/22 (Prerefunded 8/15/20) (2)	1,465	1,542
Tarrant County Cultural Ed. Fac. Fin., Scott & White Health, Unrefunded Balance, Series A, 5.25%, 8/15/24 (Prerefunded 8/15/20) (2)	3,505	3,688
Tarrant County Cultural Ed. Fac. Fin., Scott & White Health, Unrefunded Balance, Series A, 5.25%, 8/15/25 (Prerefunded 8/15/20) (2)	3,825	4,025
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources, Series A, 5.00%, 2/15/34	2,975	3,384
Texas, GO, TRAN, 4.00%, 8/29/19	15,500	15,706
Texas, Water Fin. Assistance, Series B-2, GO, 5.00%, 8/1/27	2,500	2,877
Texas, Water Fin. Assistance, Series B-2, GO, 5.00%, 8/1/28	1,600	1,834
Texas Municipal Gas Acquisition & Supply I, Series A, 5.25%, 12/15/22	2,735	3,024
Texas Municipal Gas Acquisition & Supply I, Series A, 5.25%, 12/15/25	4,450	5,205
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%, 12/15/26	34,035	39,141
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/26	325	353
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/27	2,000	2,164
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/28	28,165	30,386
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/29	8,535	9,182
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/30	3,415	3,660
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/32	8,650	9,221
Texas Transportation Commission, Central Texas Turnpike, Series B, 5.00%, 8/15/32	14,785	16,602
Texas Transportation Commission, Central Texas Turnpike, Series C, 5.00%, 8/15/31	7,115	7,756

Texas Transportation Commission, Mobility Fund, GO, 5.00%, 10/1/27	6,100	6,960
Texas Transportation Commission, Mobility Fund, Series A, GO, 5.00%, 10/1/31	12,420	14,792
Texas Transportation Commission, Mobility Fund, Series A, GO, 5.00%, 10/1/33	8,000	9,439
Texas Transportation Commission, Mobility Fund, Series B, GO, 5.00%, 10/1/33	19,275	22,742
Texas Transportation Commission, State Highway, 1st Tier, 5.00%, 10/1/23	14,000	16,000
Univ. of Texas, Board of Regents, Series B, 5.00%, 8/15/28	12,080	13,881
		719,678
Utah 0.9%		
Salt Lake City Airport, Series 2017A, 5.00%, 7/1/31 (1)	2,500	2,873
Salt Lake City Airport, Series 2017A, 5.00%, 7/1/32 (1)	925	1,056
Salt Lake City Airport, Series 2018A, 5.00%, 7/1/31 (1)	3,500	4,073
Salt Lake City Airport, Series 2018A, 5.00%, 7/1/32 (1)	1,825	2,109
Salt Lake City Airport, Series A, 5.00%, 7/1/30 (1)	2,200	2,548
Salt Lake City Airport, Series A, 5.00%, 7/1/33 (1)	5,050	5,806
Salt Lake City Airport, Series A, 5.00%, 7/1/35 (1)	3,500	3,990
Utah, GO, 5.00%, 7/1/23	12,615	14,358
Utah Transit Auth., Sales Tax, 5.00%, 6/15/25 (Prerefunded 6/15/22) (2)	2,250	2,488
Utah Transit Auth., Sales Tax, 5.00%, 6/15/26 (Prerefunded 6/15/22) (2)	3,195	3,533
Utah Transit Auth., Sales Tax, 5.00%, 6/15/27 (Prerefunded 6/15/22) (2)	3,645	4,030
Utah Transit Auth., Sales Tax, 5.00%, 6/15/28 (Prerefunded 6/15/22) (2)	3,850	4,257
		51,121
Virginia 5.1%		
Arlington County, Series A, GO, 5.00%, 8/1/23	6,300	6,995

Arlington County, Public Improvement, Series A, GO, 5.00%, 8/1/26 (Prerefunded 8/1/21) (2)	1,800	1,943
Arlington County, Public Improvement, Series A, GO, 5.00%, 8/1/27 (Prerefunded 8/1/21) (2)	1,550	1,673
Botetourt County, Residential Care Fac., Series A, 4.75%, 7/1/23	2,365	2,412
Chesterfield County Economic Dev. Auth., Virginia Electric & Power, Series A, PCR, 5.00%, 5/1/23	1,170	1,178
Fairfax County, Public Improvement, Series A, GO, 4.00%, 10/1/21	9,995	10,598
Fairfax County IDA, Inova Health, Series B, 5.00%, 5/15/26	3,600	4,293
Fairfax County IDA, Inova Health, Series D, 5.00%, 5/15/28	15,250	16,685
Fairfax County Water Auth., 5.00%, 4/1/24	7,005	7,715
Fredericksburg Economic Dev. Auth., Mary Washington Healthcare, 5.00%, 6/15/30	1,645	1,827
Fredericksburg Economic Dev. Auth., Mary Washington Healthcare, 5.00%, 6/15/31	1,000	1,105
Fredericksburg Economic Dev. Auth., Medicorp Health, 5.25%, 6/15/22	3,415	3,749
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%, 6/15/27	1,325	1,537
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%, 6/15/28	3,140	3,637
Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%, 8/1/27 (Prerefunded 8/1/26) (2)	1,190	1,439
Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%, 7/1/29	3,890	4,479
Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%, 8/1/30	3,635	4,282
Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%, 8/1/31	5,700	6,677
Hampton Roads Sanitation Dist., Wastewater, Unrefunded Balance, Series A, 5.00%, 8/1/27	2,280	2,733
Lexington IDA, V.M.I Dev. Board, Series A, VR, 5.00%, 12/1/20	1,400	1,484
Norfolk Economic Dev. Auth., Bon Secours Health, Series B, 5.00%, 11/1/28 (Prerefunded 11/1/22) (2)	5,000	5,546

Norfolk Economic Dev. Auth., Sentara Healthcare, Series B, VRDN, 5.00%, 11/1/48 (Tender 11/1/28)	3,795	4,592
Upper Occoquan Sewage Auth., 5.00%, 7/1/26	7,925	9,353
Upper Occoquan Sewage Auth., 5.00%, 7/1/29	13,000	15,266
Virginia College Building Auth., Public Higher Ed. Fin., Series A, 5.00%, 9/1/29	5,000	5,937
Virginia College Building Auth., Public Higher Ed. Fin., Series A, 5.00%, 2/1/30 (Prerefunded 2/1/25) (2)	13,800	16,246
Virginia College Building Auth., Public Higher Ed. Fin., Series B, 5.00%, 9/1/22	3,000	3,154
Virginia Commonwealth Transportation Board, Series A, GAN, 5.00%, 9/15/23 (Prerefunded 3/15/22) (2)	7,660	8,426
Virginia Commonwealth Transportation Board, Series A, GAN, 5.00%, 9/15/24 (Prerefunded 3/15/22) (2)	2,175	2,392
Virginia Commonwealth Transportation Board, Series A, 5.00%, 5/15/25	5,500	6,516
Virginia Commonwealth Transportation Board, Series A, GAN, 5.00%, 9/15/27 (Prerefunded 3/15/22) (2)	5,000	5,500
Virginia Commonwealth Transportation Board, Series A, 5.00%, 5/15/30	7,900	9,503
Virginia Commonwealth Transportation Board, Series A, 5.00%, 5/15/32	7,075	8,400
Virginia Commonwealth Transportation Board, Federal Highway Transportation, 5.00%, 9/15/30	5,000	5,909
Virginia Commonwealth Transportation Board, Garvee, GAN, 5.00%, 3/15/25	3,950	4,666
Virginia Commonwealth Transportation Board, Garvee, GAN, 5.00%, 3/15/31	8,540	10,207
Virginia Commonwealth Transportation Board, Garvee, GAN, 5.00%, 9/15/31	6,725	8,015
Virginia Public Building Auth., Series B, 5.00%, 8/1/23	3,025	3,447
Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%, 7/1/34 (1)	29,100	30,543
Virginia Small Business Fin. Auth., Elizabeth River Crossings, 5.25%, 1/1/32 (1)	3,500	3,726
Virginia Small Business Fin. Auth., Elizabeth River Crossings, 5.50%, 1/1/42 (1)	11,315	12,081

Virginia Transportation Board, Capital Project, Series 2011, 5.00%, 5/15/21	3,500	3,758
Winchester Economic Dev. Auth., Valley Health, 5.00%, 1/1/30	250	287
Winchester Economic Dev. Auth., Valley Health, 5.00%, 1/1/31	2,275	2,590
Winchester Economic Dev. Auth., Valley Health, 5.00%, 1/1/33	3,000	3,372
Winchester Economic Dev. Auth., Valley Health, Series A, 5.00%, 1/1/27	750	841
Winchester Economic Dev. Auth., Valley Health, Series A, 5.00%, 1/1/28	450	503
Winchester Economic Dev. Auth., Valley Health, Series A, 5.00%, 1/1/29	945	1,052
		278,269

Washington 3.0%

Central Puget Sound Regional Transit Auth., Series S-1, 5.00%, 11/1/31	13,625	15,827
Central Puget Sound Regional Transit Auth., Series S-1, 5.00%, 11/1/32	6,480	7,505
Energy Northwest, Columbia Generating Station, Series A, 5.00%, 7/1/30	2,640	3,071
Energy Northwest, Columbia Generating Station, Series A, 5.00%, 7/1/34	4,850	5,664
Port of Seattle, Series A, 5.00%, 8/1/31	3,500	3,820
Port of Seattle, Series B, 5.00%, 10/1/25 (1)	4,845	5,626
Port of Seattle, Series B, 5.00%, 3/1/32	2,000	2,261
Port of Seattle, Series D, 5.00%, 5/1/27 (1)	5,750	6,758
Washington, Motor Vehicle Fuel Tax, Series 2016B, GO, 5.00%, 8/1/29	7,415	8,635
Washington, Motor Vehicle Fuel Tax, Series R-2013B, GO, 5.00%, 7/1/26	4,130	4,555
Washington, Motor Vehicle Fuel Tax, Series R-2013D, GO, 5.00%, 7/1/21	4,490	4,840
Washington, Motor Vehicle Fuel Tax, Series R-2015D, GO, 5.00%, 7/1/29	12,850	14,787
Washington, Motor Vehicle Fuel Tax, Series R-2015D, GO, 5.00%, 7/1/32	9,200	10,440

Washington, Various Purpose, Series A, GO, 5.00%, 8/1/34	15,540	18,121
Washington, Various Purpose, Series A, GO, 5.00%, 8/1/35	5,810	6,746
Washington, Various Purpose, Series C, GO, 5.00%, 2/1/35	5,630	6,584
Washington, Various Purpose, Series R-2017A, GO, 5.00%, 8/1/33	4,500	5,201
Washington, Various Purpose, Series R-2017A, GO, 5.00%, 8/1/34	5,000	5,746
Washington, Various Purpose, Series R-2018D, GO, 5.00%, 8/1/34	18,485	21,555
Washington Health Care Fac. Auth., Overlake Hosp. Medical Center, 5.25%, 7/1/21 (Prerefunded 7/1/20) (2)	1,500	1,572
Washington Health Care Fac. Auth., Overlake Hosp. Medical Center, 5.25%, 7/1/22 (Prerefunded 7/1/20) (2)	2,000	2,096
Washington Health Care Fac. Auth., Overlake Hosp. Medical Center, 5.25%, 7/1/23 (Prerefunded 7/1/20) (2)	2,580	2,704
		164,114

Wisconsin 2.0%

Wisconsin, Series 3, GO, 5.00%, 11/1/29	13,500	16,256
Wisconsin, Series 3, GO, 5.00%, 11/1/30	13,740	16,408
Wisconsin, Series 3, GO, 5.00%, 11/1/32	10,835	12,788
Wisconsin, Series A, GO, 5.00%, 5/1/34	14,545	16,598
Wisconsin, Series B, GO, 5.00%, 5/1/28 (Prerefunded 5/1/22) (2)	1,750	1,928
Wisconsin, Unrefunded Balance, Series 2, GO, 5.00%, 5/1/25	4,925	5,417
Wisconsin HEFA, Advocate Aurora Health Credit Group, Series 2018B-3, VRDN, 5.00%, 8/15/54 (Tender 1/31/24)	4,500	5,115
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/23	515	582
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/24	950	1,094
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/25	1,420	1,662
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/27	1,700	2,035
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/29	770	912
Wisconsin PFA, Mary Woods at Marylhurst, Series A, 5.00%, 5/15/22 (3)	410	433

Wisconsin PFA, Mary Woods at Marylhurst, Series A, 5.00%, 5/15/24 (3)	1,735	1,849
Wisconsin PFA, Mary Woods at Marylhurst, Series A, 5.00%, 5/15/27 (3)	1,950	2,096
Wisconsin PFA, Mary Woods at Marylhurst, Series A, 5.00%, 5/15/31 (3)	1,220	1,282
Wisconsin PFA, Maryland Proton Treatment Center, Series A-1, 6.25%, 1/1/38 (3)	1,800	1,854
Wisconsin PFA, National Gypsum, PCR, 5.25%, 4/1/30 (1)	5,000	5,234
Wisconsin PFA, Waste Management, Inc., Series B, PCR, VRDN, 2.35%, 10/1/25 (Tender 5/1/19) (1)	15,000	15,000
		108,543
Total Investments in Securities		
99.3% of Net Assets (Cost $5,258,445)		**$ 5,373,839**

‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Interest subject to alternative minimum tax
(2) Prerefunded date is used in determining portfolio maturity.
(3) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers – total value of such securities at period-end amounts to $46,477 and represents 0.9% of net assets.
(4) When-issued security
(5) Distressed security. Currently making payment-in-kind
(6) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(7) Insured by AMBAC Assurance Corporation
(8) Non-income producing
(9) In default with respect to payment of interest.
(10) Escrowed to maturity
(11) Insured by Assured Guaranty Municipal Corporation
(12) Insured by National Public Finance Guarantee Corporation
(13) Insured by Financial Guaranty Insurance Company
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
CDA Community Development Administration/Authority
CDFI Community Development Financial Institution
COP Certificate of Participation
DFA Development Finance Authority
DOT Department of Transportation
EFA Educational Facility Authority
FRN Floating Rate Note
GAN Grant Anticipation Note
GO General Obligation

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Summit Municipal Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit Municipal Intermediate Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks the highest level of income exempt from federal income taxes consistent with moderate price fluctuation.

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date basis.

Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class's net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On January 31, 2019, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values. There were no material transfers between Levels 1 and 2 during the period ended January 31, 2019.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

When-Issued Securities
The fund may enter into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date. When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security or, in the case of a sale commitment, the fund maintains an entitlement to the security to be sold.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND

Unaudited

Portfolio of Investments‡

(Amounts in 000s)

	Par	$ Value
MUNICIPAL SECURITIES 100.9%		
Alabama 0.8%		
Southeast Alabama Gas Supply Dist., Series A, VRDN, 4.00%, 6/1/49 (Tender 6/1/24)	14,350	15,138
		15,138
Alaska 0.1%		
Alaska Housing Fin., Series A, VRDN, 1.51%, 6/1/32 (1)	2,840	2,840
		2,840
Arizona 0.7%		
Arizona HFA, Banner Health, Series B, FRN, 67% of 3M USD LIBOR + 0.81%, 2.684%, 1/1/37	750	715
Phoenix Civic Improvement, Sky Harbor Int'l Airport, Series 2018, 5.00%, 7/1/37 (1)	2,500	2,841
Phoenix Civic Improvement, Sky Harbor Int'l Airport, Series 2018, 5.00%, 7/1/38 (1)	2,500	2,828
Phoenix Civic Improvement, Sky Harbor Int'l Airport, Series A, 5.00%, 7/1/47 (1)	3,000	3,323
Phoenix IDA, Downtown Phoenix Student Housing, Series A, 5.00%, 7/1/42	3,250	3,466
		13,173
Arkansas 0.2%		
Arkansas Dev. Fin. Auth., Washington Regional Medical Center, Series B, 5.00%, 2/1/20	615	633
Arkansas Dev. Fin. Auth., Washington Regional Medical Center, Series B, 5.00%, 2/1/21	465	491
Arkansas Dev. Fin. Auth., Washington Regional Medical Center, Series B, 5.00%, 2/1/22	380	411
Arkansas Dev. Fin. Auth., Washington Regional Medical Center, Series B, 5.00%, 2/1/23	600	661

Arkansas Dev. Fin. Auth., Washington Regional Medical Center, Series B, 5.00%, 2/1/24	800	895
		3,091
California 13.5%		
Abag Fin. Auth. for Nonprofit, Sharp Healthcare, Series A, 5.00%, 8/1/43	6,500	7,082
Anaheim Housing & Public Improvements Auth., Electric Utility Distribution, Series A, 5.00%, 10/1/36 (Prerefunded 10/1/21) (2)	1,020	1,113
Anaheim Housing & Public Improvements Auth., Electric Utility Distribution, Unrefunded Balance, Series A, 5.00%, 10/1/36	1,380	1,488
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge, Series F-1, 5.00%, 4/1/54	6,000	6,563
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge, Series F-1, 5.625%, 4/1/44 (Prerefunded 4/1/19) (2)	7,830	7,882
California, GO, 5.25%, 9/1/25	5,000	5,436
California, Economic Recovery, Series A, GO, 5.25%, 7/1/21 (Prerefunded 7/1/19) (2)	1,460	1,483
California, Various Purpose, GO, 4.00%, 9/1/34	6,250	6,684
California, Various Purpose, GO, 5.00%, 8/1/30	4,400	5,341
California, Various Purpose, GO, 5.00%, 9/1/31	5,000	5,382
California, Various Purpose, GO, Refunding, 5.00%, 9/1/31	5,000	5,608
California, Various Purpose, GO, 5.00%, 10/1/39	3,550	3,972
California, Various Purpose, GO, 5.50%, 3/1/40	2,970	3,078
California, Various Purpose, GO, 5.60%, 3/1/36	1,175	1,219
California Dept. of Water Resources, Power Supply, Series L, 5.00%, 5/1/22 (Prerefunded 5/1/20) (2)	1,705	1,779
California Dept. of Water Resources, Power Supply, Unrefunded Balance, Series L, 5.00%, 5/1/22	1,045	1,089
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/28	850	1,010
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/32	185	215
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/33	1,630	1,889
California HFFA, Kaiser Permanente, Series D, VRDN, 5.00%, 11/1/32 (Tender 11/1/22)	1,875	2,088

California HFFA, Memorial Health Services, Series A, 5.00%, 10/1/33	2,750	3,034
California HFFA, Sutter Health, Series A, 5.00%, 11/15/35	1,500	1,725
California HFFA, Sutter Health, Series A, 5.00%, 8/15/52	13,050	14,005
California HFFA, Sutter Health, Series D, 5.25%, 8/15/31	3,050	3,308
California Municipal Fin. Auth., Caritas Affordable Housing, Series A, 5.25%, 8/15/39	700	757
California Municipal Fin. Auth., Caritas Affordable Housing, Series A, 5.25%, 8/15/49	1,925	2,070
California Municipal Fin. Auth., LINXS APM Project, 5.00%, 12/31/36 (1)	3,250	3,624
California Municipal Fin. Auth., LINXS APM Project, 5.00%, 12/31/43 (1)	4,050	4,418
California Pollution Control Fin. Auth., Republic Services, PCR, 2.30%, 11/1/42 (Tender 4/15/19) (1)(3)	3,550	3,550
California Public Works Board, California State Univ., Series B, 5.00%, 10/1/30 (Prerefunded 10/1/21) (2)	1,500	1,638
California Public Works Board, California State Univ., Series B, 5.25%, 10/1/27 (Prerefunded 10/1/21) (2)	1,460	1,604
California Public Works Board, Judicial Council, Series A, 5.00%, 3/1/38	2,250	2,446
California Public Works Board, Judicial Council, Series B, 5.00%, 10/1/34	5,100	5,777
California Public Works Board, Regents of the Univ. of California, Series G, 5.00%, 12/1/28 (Prerefunded 12/1/21) (2)	4,000	4,392
California School Fin. Auth., Aspire Public Schools, 5.00%, 8/1/41 (3)	1,750	1,841
California State Univ., Trustees, Series A, 5.25%, 11/1/38 (Prerefunded 5/1/19) (2)	5,000	5,046
California Statewide CDA, American Baptist Homes of the West, 6.25%, 10/1/39	3,000	3,079
California Statewide CDA, CHF-Irvine, Univ. of California Student Housing Irvine East Campus Apartments, Series A, 5.00%, 5/15/47	4,000	4,380
California Statewide CDA, Huntington Memorial Hosp., Series B, 5.00%, 7/1/28	2,910	3,296
California Statewide CDA, Loma Linda Univ. Medical Center, Series A, 5.25%, 12/1/48 (3)	850	910

California Statewide CDA, Loma Linda Univ. Medical Center, Series A, 5.25%, 12/1/56 (3)	1,975	2,079
California Statewide CDA, Loma Linda Univ. Medical Center, Series A, 5.50%, 12/1/58 (3)	1,000	1,087
California Statewide CDA, Polytechnic School, 5.00%, 12/1/29	1,225	1,257
Golden State Tobacco Securitization, Tobacco Industry, Series A, 5.00%, 6/1/34	5,000	5,606
Golden State Tobacco Securitization, Tobacco Industry, Series A, 5.00%, 6/1/35	2,955	3,306
Golden State Tobacco Securitization, Tobacco Industry, Series A, 5.00%, 6/1/45	2,150	2,356
Golden State Tobacco Securitization, Tobacco Industry, Series A-1, 5.00%, 6/1/47	1,925	1,819
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.00%, 9/1/44 (4)	1,925	2,103
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25%, 9/1/37	4,130	4,632
Irvine Unified School Dist., Special Tax, Series D, 5.00%, 3/1/57	2,620	2,824
Los Angeles Airport, Series A, 5.25%, 5/15/39	5,520	5,575
Los Angeles County Public Works Fin. Auth., Series A, 5.00%, 12/1/33	2,805	3,230
Los Angeles County Public Works Fin. Auth., Multiple Capital Projects II, 5.00%, 8/1/29	2,000	2,211
Los Angeles County Public Works Fin. Auth., Multiple Capital Projects II, 5.00%, 8/1/37	2,000	2,193
Los Angeles County Regional Fin. Auth., MonteCedro, Series A, 5.00%, 11/15/34	1,000	1,104
Los Angeles Municipal Improvement, Real Property, Series C, 5.00%, 3/1/30	1,480	1,616
Los Angeles Municipal Improvement, Real Property, Series C, 5.00%, 3/1/31	1,555	1,697
Los Angeles Municipal Improvement, Real Property, Series C, 5.00%, 3/1/32	705	768
Palm Springs, Int'l Airport, 5.45%, 7/1/20 (1)	365	365
Rancho Cucamonga Redev. Agency, 5.00%, 9/1/30 (4)	1,000	1,146
Rancho Cucamonga Redev. Agency, 5.00%, 9/1/31 (4)	2,800	3,193
Rancho Cucamonga Redev. Agency, 5.00%, 9/1/32 (4)	2,620	2,976

Ridgecrest Redev. Agency, Tax Allocation, 6.25%, 6/30/37 (Prerefunded 6/30/20) (2)	2,000	2,130
Sacramento County Airport, Series C, 5.00%, 7/1/37 (1)	2,000	2,273
Sacramento County Sanitation Dist. Fin. Auth., Series B, FRN, 67% of 3M USD LIBOR + 0.53%, 2.365%, 12/1/35 (5)	700	681
San Diego County Regional Airport Auth., Series A, 5.00%, 7/1/40	5,000	5,204
San Diego County Regional Airport Auth., Series B, 5.00%, 7/1/43 (1)	7,000	7,565
San Diego Public Fac. Fin. Auth., Water, Series B, 5.50%, 8/1/39 (Prerefunded 8/1/19) (2)	10,000	10,195
San Diego Redev. Fin. Auth., Tax Allocation, Naval Training Center, Series A, 5.00%, 9/1/25 (Prerefunded 9/1/20) (2)	500	527
San Francisco City & County Int'l. Airports, San Francisco Int'l Airport, Series E, 6.00%, 5/1/39 (Prerefunded 5/1/19) (2)	235	238
San Francisco City & County Int'l. Airports, San Francisco Airport Commissions, Series A, 5.00%, 5/1/44 (1)(6)	9,800	11,055
San Francisco City & County Int'l. Airports, San Francisco Int'l Airport, Unrefunded Balance, Series E, 6.00%, 5/1/39 (Prerefunded 5/1/19) (2)	2,765	2,795
San Francisco City & County Redev. Agency, Mission Bay North, Series C, 6.75%, 8/1/41 (Prerefunded 2/1/21) (2)	750	827
San Jose Redev. Agency, Housing Set-Aside, Series A-1, 5.375%, 8/1/29 (Prerefunded 8/1/20) (2)	1,350	1,426
San Marcos Redev. Agency, Successor Agency Tax, Series A, 5.00%, 10/1/30	1,550	1,828
San Marcos Redev. Agency, Successor Agency Tax, Series A, 5.00%, 10/1/33	1,125	1,312
San Mateo, Bay Meadows Community Fac. Dist. No. 2008-1 Special Tax, 5.875%, 9/1/32	1,375	1,512
Torrance, Memorial Medical Center, Series A, 5.00%, 9/1/40	2,000	2,092
Univ. of California Regents, Series M, 5.00%, 5/15/47	5,000	5,646
Univ. of California Regents, Series O, 5.50%, 5/15/58	15,000	17,606
		269,356

Colorado 3.4%		
Colorado HFA, Adventist Health Sys./Sunbelt, Series A, 5.00%, 11/15/41	5,000	5,502
Colorado HFA, Catholic Health Initiatives, Series A, 5.25%, 1/1/40	7,185	7,646
Colorado HFA, Catholic Health Initiatives, Series A, 5.25%, 1/1/45	10,000	10,592
Colorado HFA, Frasier Meadows Manor, Series B, 5.00%, 5/15/48	1,085	1,121
Colorado HFA, Sunny Vista Living Center, Series A, 6.125%, 12/1/45 (3)	1,070	1,107
Colorado HFA, Sunny Vista Living Center, Series A, 6.25%, 12/1/50 (3)	650	675
Colorado High Performance Transportation Enterprise, C-470 Express Lanes, 5.00%, 12/31/47	1,765	1,879
Colorado High Performance Transportation Enterprise, C-470 Express Lanes, 5.00%, 12/31/51	1,925	2,044
Colorado High Performance Transportation Enterprise, C-470 Express Lanes, 5.00%, 12/31/56	4,225	4,473
Colorado Int'l. Center Metropolitan Dist. No. 14, GO, 5.875%, 12/1/46	1,340	1,397
Colorado Science & Technology Park Metropolitan Dist. No 1, 5.25%, 12/1/48	925	929
Denver City & County Airport, Series A, 5.25%, 12/1/48 (1)	14,000	15,921
Denver City & County Airport, Series B, 5.00%, 11/15/43	1,250	1,375
Denver City & County Airport, United Airlines, PCR, 5.00%, 10/1/32 (1)	1,000	1,053
Painted Prairie Metropolitan Dist. No 2, GO, 5.25%, 12/1/48	1,100	1,095
Univ. of Colorado, Series A, 5.375%, 6/1/38 (Prerefunded 6/1/19) (2)	10,000	10,121
		66,930
Connecticut 0.4%		
Connecticut Special Tax Obligation, Transportation Infrastructure, Series A, 5.00%, 1/1/33	6,300	7,110

Mashantucket Western Pequot Tribe, 6.05%, (PIK), 7/1/31 (7)(8)	1,191	41
		7,151

Delaware 1.2%

Delaware Economic Dev. Auth., ACTS Retirement Communities, Series B, 5.00%, 11/15/48	6,000	6,466
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/43	2,400	2,589
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/48	3,800	4,084
Delaware HFA, Christiana Care, Series A, VRDN, 1.45%, 10/1/38	5,100	5,100
Delaware Municipal Electric, 5.00%, 7/1/37	5,000	5,292
		23,531

District of Columbia 2.6%

District of Columbia, American Society of Hematology, 5.00%, 7/1/42	1,850	1,988
District of Columbia, Income Tax, Series A, 5.50%, 12/1/30	2,000	2,060
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%, 7/1/32	1,825	1,889
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%, 7/1/37	510	516
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%, 7/1/42	700	700
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%, 7/1/52	1,325	1,304
District of Columbia Tobacco Settlement Financing, Tobacco Settlement Financing, Series A, Zero Coupon, 6/15/46	8,000	1,228
District of Columbia Water & Sewer Auth., Water & Sewer Auth., Series A, 5.00%, 10/1/48	5,000	5,479
Metropolitan Washington Airports Auth., Series A, 5.00%, 10/1/29	1,275	1,336
Metropolitan Washington Airports Auth., Series A, 5.00%, 10/1/43 (1)	3,175	3,551
Metropolitan Washington Airports Auth., Series A, 5.00%, 10/1/48 (1)	9,725	10,827

Metropolitan Washington Airports Auth., Series B, 5.25%, 10/1/24	3,500	3,583
Metropolitan Washington Airports Auth., Dulles Toll Road, Series A, 5.25%, 10/1/44	4,150	4,222
Metropolitan Washington Airports Auth., Dulles Toll Road, Series B, STEP, 6.50%, 10/1/44	2,150	2,679
Washington Convention & Sports Auth., Convention Center Hotel, Series A, 5.00%, 10/1/40	3,000	3,124
Washington Metropolitan Area Transit Auth., 5.00%, 7/1/43	4,050	4,584
Washington Metropolitan Area Transit Auth., Series A, 5.25%, 7/1/29 (Prerefunded 7/1/19) (2)	2,565	2,603
		51,673

Florida 10.2%

Alachua County HFA, East Ridge Retirement Village, 6.00%, 11/15/34	2,600	2,315
Alachua County HFA, Shands Teaching Hosp. & Clinics, Series A, 5.00%, 12/1/44	5,630	6,031
Brevard County HFA, Health First, 5.00%, 4/1/39	3,000	3,231
Broward County Airport, Series O, 5.375%, 10/1/29	5,345	5,475
Broward County Half-Cent Sales Tax, Main Courthouse Project, Series A, 5.25%, 10/1/36 (Prerefunded 10/1/20) (2)	2,415	2,556
Central Florida Expressway Auth., 5.00%, 7/1/42	5,230	5,878
Central Florida Expressway Auth., Series B, 5.00%, 7/1/34	1,800	2,038
Davie Ed. Fac., Nova Southeastern Univ., Series A, 6.00%, 4/1/42	3,685	4,145
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ., Series A1, 5.00%, 6/1/48 (3)	4,220	4,356
Florida Municipal Power Agency, All Requirements, Series A, 6.25%, 10/1/31 (Prerefunded 10/1/19) (2)	1,000	1,030
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/47 (1)	15,000	16,514
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/52 (1)	1,500	1,644
Highlands County HFA, Adventist Health Sys./Sunbelt, 6.00%, 11/15/37 (Prerefunded 11/15/19) (2)	5	5
Highlands County HFA, Adventist Health Sys./Sunbelt, Unrefunded Balance, 6.00%, 11/15/37	1,995	2,059

Hillsborough County Port Dist., Tampa Port Auth., Series B, 5.00%, 6/1/46 (1)	5,000	5,488
Hillsborough County Port Dist., Tampa Port. Auth., Series B, 5.00%, 6/1/30 (1)	820	932
Hillsborough County Port Dist., Tampa Port. Auth., Series B, 5.00%, 6/1/31 (1)	855	962
Jacksonville, Better Jacksonville, Series A, 5.00%, 10/1/30	3,000	3,272
Jacksonville, Ed. Fac., Series B, 5.00%, 6/1/53 (3)	1,800	1,844
Jacksonville, Transit, Series A, 5.00%, 10/1/30	2,450	2,694
Jacksonville, Transit, Series A, 5.00%, 10/1/31	1,900	2,087
Lakewood Ranch Stewardship Dist., Special Assessment National Polo Run, 5.375%, 5/1/47	1,400	1,441
Martin County HFA, Martin Memorial Medical Center, 5.00%, 11/15/45	3,750	3,942
Miami-Dade County Aviation, 5.00%, 10/1/41	5,750	6,415
Miami-Dade County Aviation, Series A, 5.00%, 10/1/28 (1)	3,580	3,888
Miami-Dade County Aviation, Series A, 5.00%, 10/1/31 (1)	5,000	5,402
Miami-Dade County Aviation, Miami Int'l. Airport, Series A-1, 5.375%, 10/1/35 (Prerefunded 10/1/20) (2)	4,540	4,814
Miami-Dade County Aviation, Miami Int'l. Airport, Series A-1, 5.375%, 10/1/41 (Prerefunded 10/1/20) (2)	2,005	2,126
Miami-Dade County Aviation, Miami Int'l. Airport, Unrefunded Balance, Series A-1, 5.375%, 10/1/35	1,210	1,274
Miami-Dade County EFA, Univ. of Miami, Series A, 5.00%, 4/1/40	11,375	12,417
Miami-Dade County EFA, Univ. of Miami, Series A, 5.00%, 4/1/45	5,000	5,420
Miami-Dade County EFA, Univ. of Miami, Series A, 5.00%, 4/1/53	10,000	11,034
Orange County HFA, Orlando Health, Series A, 5.00%, 10/1/39	5,425	5,968
Orange County HFA, Orlando Health Obligated Group, 5.00%, 10/1/47	3,500	3,860
Orlando-Orange County Expressway Auth., 5.00%, 7/1/32	1,505	1,678
OTC Community Dev. Dist., Jacksonville, Special Assessment, Series A, 5.30%, 5/1/38	395	384

Palm Beach County HFA, Active Retirement Life Community, 5.00%, 11/15/45	2,575	2,766
Palm Beach County HFA, Sinai Residences of Boca Raton, Series A, 7.25%, 6/1/34	685	765
Palm Beach County HFA, Sinai Residences of Boca Raton, Series A, 7.50%, 6/1/49	250	281
Reedy Creek Improvement Dist., Series A, GO, 5.00%, 6/1/26	3,000	3,371
Sarasota County Public Hosp. Dist., Sarasota Memorial Hosp., 5.00%, 7/1/41	10,000	11,151
South Miami HFA, Baptist South Florida, 5.00%, 8/15/47	3,250	3,609
St Lucie County, Florida Power & Light, VRDN, 1.50%, 5/1/24 (1)	4,600	4,600
Tampa, Baycare Health, Series A, 5.00%, 11/15/46	14,250	15,738
Tampa Hillsborough County Expressway, 5.00%, 7/1/47	15,000	16,677
		203,577

Georgia 4.9%

Atlanta Airport, Series B, 5.00%, 1/1/33	2,500	2,809
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1, 7.00%, 1/1/40	3,560	3,391
Atlanta Dev. Auth., Stadium, Series A-1, 5.25%, 7/1/40	2,275	2,570
Atlanta Dev. Auth., Stadium, Series A-1, 5.25%, 7/1/44	10,000	11,247
Atlanta Water & Wastewater, Wastewater, Series A, 6.25%, 11/1/34 (Prerefunded 11/1/19) (2)	1,000	1,034
Cobb County Kennestone Hosp. Auth., Series B, 5.50%, 4/1/37 (Prerefunded 4/1/20) (2)(9)	1,170	1,220
Cobb County Kennestone Hosp. Auth., WellStar Health, Series A, RAC, 5.00%, 4/1/42	1,000	1,092
Dalton, GO, 5.00%, 2/1/42	8,500	9,745
DeKalb County Water & Sewer, 5.00%, 10/1/32	2,000	2,221
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%, 4/1/37	1,325	1,464
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%, 4/1/42	4,920	5,374
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%, 4/1/47	2,050	2,233

Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/36	2,625	2,911
Fulton County Dev. Auth., Woodruff Arts Center, GO, 5.00%, 3/15/44	3,675	4,091
Fulton County Dev. Auth., Woodruff Arts Center, Series B, 5.25%, 3/15/24 (Prerefunded 3/15/19) (2)	2,000	2,008
Gainesville & Hall County CDA, Active Retirement Communities, 5.00%, 11/15/33	2,000	2,196
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health, Series A, 5.25%, 8/15/49	11,000	12,285
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health, Unrefunded Balance, Series A, 5.375%, 2/15/40 (Prerefunded 2/15/20) (2)	2,145	2,223
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health, Unrefunded Balance, Series A, 5.375%, 2/15/40	665	689
Georgia Private Colleges & Univ. Auth., Emory Univ., Series B, 5.00%, 10/1/38	2,925	3,344
Griffin-Spalding County Hosp. Auth., WellStar Health, Series A, 5.00%, 4/1/37	1,500	1,657
Main Street Natural Gas, Georgia Municipal Gas Auth., Series B, 5.00%, 3/15/20	2,000	2,064
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C, VRDN, 4.00%, 8/1/48 (Tender 12/1/23)	6,400	6,789
Municipal Electric Auth. of Georgia, General Power Revenue, Series 2018A, 5.00%, 1/1/26	685	790
Municipal Electric Auth. of Georgia, General Power Revenue, Series 2018A, 5.00%, 1/1/27	1,280	1,484
Municipal Electric Auth. of Georgia, General Power Revenue, Series 2018A, 5.00%, 1/1/28	355	414
Municipal Electric Auth. of Georgia, Power Revenue, Series HH, 5.00%, 1/1/26	3,625	4,179
Municipal Electric Auth. of Georgia, Power Revenue, Series HH, 5.00%, 1/1/27	2,040	2,366
Municipal Electric Auth. of Georgia, Power Revenue, Series HH, 5.00%, 1/1/28	2,145	2,504
Savannah Hosp. Auth., Saint Joseph's/Candler Health, Series A, 5.50%, 7/1/31	1,870	2,100
		98,494

Hawaii 0.2%

Hawaii Airports Sys. Revenue, Series A, 5.00%, 7/1/43 (1)	3,000	3,335
		3,335

Idaho 0.3%

Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/39	6,335	6,791
		6,791

Illinois 3.4%

Chicago, Series C, 5.00%, 1/1/31	1,400	1,546
Chicago Board of Ed., Series A, GO, 5.00%, 12/1/24 (4)	1,000	1,117
Chicago Midway Int'l Airport, Series A, 5.00%, 1/1/33 (1)	3,600	3,902
Chicago Midway Int'l Airport, Series A, 5.00%, 1/1/34 (1)	2,400	2,596
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/27 (1)	5,000	5,607
Chicago O'hare Int'l. Airport, Series A, 5.00%, 1/1/48 (1)	3,000	3,274
Chicago O'Hare Int'l. Airport, Series B, 5.00%, 1/1/28	2,160	2,447
Chicago O'Hare Int'l. Airport, Series C, 6.50%, 1/1/41 (Prerefunded 1/1/21) (2)	2,000	2,180
Chicago O'Hare Int'l. Airport, Series D, 5.00%, 1/1/47	3,725	4,078
Cook County, Series C, GO, 5.00%, 11/15/29	1,750	1,869
Cook County, Series C, GO, 5.00%, 11/15/33	2,740	2,895
Illinois, GO, 5.50%, 7/1/38	4,500	4,696
Illinois, Series A, GO, 5.00%, 10/1/31	1,000	1,065
Illinois, Series B, GO, 5.00%, 10/1/31	1,500	1,598
Illinois, Series B, GO, 5.00%, 10/1/32	1,200	1,272
Illinois Fin. Auth., Northwestern Memorial Hosp., Series A-1, VRDN, 1.45%, 8/15/42	2,775	2,775
Illinois Fin. Auth., Northwestern Memorial Hosp., Series A-3, VRDN, 1.45%, 8/15/42	2,800	2,800
Illinois Fin. Auth., Presence Health, Series C, 5.00%, 2/15/34	435	495
Illinois Fin. Auth., Presence Health, Series C, 5.00%, 2/15/36	640	721

Illinois Fin. Auth., Presence Health, Series C, 5.00%, 2/15/41	1,855	2,054
Illinois Fin. Auth., Rush Univ. Medical Center, Series C, 6.625%, 11/1/39 (Prerefunded 5/1/19) (2)	1,000	1,012
Illinois Toll Highway Auth., Series C, 5.00%, 1/1/37	5,000	5,592
Metropolitan Pier & Exposition Auth., McCormick Place, Series A, 5.00%, 6/15/57	1,100	1,131
Metropolitan Pier & Exposition Auth., McCormick Place, Series B-2, 5.25%, 6/15/50	7,000	7,041
Metropolitan Pier & Exposition Auth., McCormick Place, Unrefunded Balance, Series A, 5.50%, 6/15/50	2,270	2,291
Regional Transportation Auth., Series A, 6.00%, 7/1/33 (5)	2,000	2,556
		68,610
Indiana 1.0%		
Indiana Fin. Auth., Ohio River Bridges, Series A, 5.00%, 7/1/48 (1)	1,750	1,838
Indiana Fin. Auth., Ohio River Bridges, Series A, 5.25%, 1/1/51 (1)	5,440	5,764
Indiana Fin. Auth., Republic Service Project, PCR, VRDN, 2.35%, 5/1/34 (Tender 3/1/19) (1)	7,000	7,001
Indiana Fin. Auth., U.S. Steel, PCR, 6.00%, 12/1/26	1,000	1,026
Valparaiso, Pratt Paper, 6.75%, 1/1/34 (1)	2,000	2,281
Valparaiso, Pratt Paper, 7.00%, 1/1/44 (1)	500	573
Vigo County Hosp. Auth., Union Hosp., 7.75%, 9/1/31 (Prerefunded 9/1/21) (2)	1,000	1,148
		19,631
Iowa 0.0%		
Iowa Fin. Auth., Iowa Fertilizer, Series B, VRDN, 5.25%, 12/1/50 (Tender 12/1/37)	600	638
		638
Kansas 0.4%		
Wichita, Via Christi Health, 5.25%, 11/15/24 (Prerefunded 11/15/19) (2)	3,000	3,082

Wichita, Via Christi Health, Series IV-A, 5.00%, 11/15/29 (Prerefunded 11/15/21) (2)	4,000	4,342
		7,424
Kentucky 1.7%		
Kentucky Economic Dev. Fin. Auth., Owensboro Medical Health, Series A, 5.00%, 6/1/37	1,075	1,143
Kentucky Economic Dev. Fin. Auth., Owensboro Medical Health, Series A, 5.00%, 6/1/41	825	870
Kentucky Economic Dev. Fin. Auth., Owensboro Medical Health, Series A, 5.00%, 6/1/45	3,375	3,544
Kentucky Economic Dev. Fin. Auth., Owensboro Medical Health, Series A, 5.25%, 6/1/41	2,225	2,402
Kentucky Economic Dev. Fin. Auth., Owensboro Medical Health, Series A, 5.25%, 6/1/50	2,045	2,142
Kentucky Economic Dev. Fin. Auth., Owensboro Medical Health, Series A, 6.375%, 6/1/40 (Prerefunded 6/1/20) (2)	4,635	4,913
Kentucky Economic Dev. Fin. Auth., Owensboro Medical Health, Series B, 6.375%, 3/1/40 (Prerefunded 6/1/20) (2)	1,525	1,617
Kentucky Public Energy Auth., Gas Supply, Series B, VRDN, 4.00%, 1/1/49 (Tender 1/1/25)	9,000	9,595
Louisville & Jefferson County Regional Airport Auth., UPS Worldwide Forwarding, Series C, PCR, VRDN, 1.49%, 1/1/29 (1)	4,400	4,400
Louisville Regional Airport Auth., UPS Worldwide Forwarding, Series B, PCR, VRDN, 1.50%, 1/1/29 (1)	2,600	2,600
		33,226
Louisiana 1.4%		
Louisiana Local Gov't. Environment Fac. Auth., Jefferson Parish, Series A, 5.375%, 4/1/31 (Prerefunded 4/1/19) (2)	1,000	1,006
Louisiana Local Gov't. Environment Fac. Auth., Westlake Chemical, Series A, PCR, 6.50%, 8/1/29	1,670	1,769
New Orleans Aviation Board, Series A, 5.00%, 1/1/43	1,865	2,069
New Orleans Aviation Board, Series A, 5.00%, 1/1/48	4,250	4,699
New Orleans Aviation Board, Series B, 5.00%, 1/1/34 (1)	4,000	4,389
New Orleans Aviation Board, Series B, 5.00%, 1/1/48 (1)	2,300	2,502

New Orleans Aviation Board, Series D-2, 5.00%, 1/1/38 (1)	1,250	1,375
New Orleans Sewerage Service, 5.00%, 6/1/40	1,500	1,623
New Orleans Sewerage Service, 5.00%, 6/1/45	1,350	1,446
New Orleans Water Sys., 5.00%, 12/1/45	5,500	5,873
Saint Charles Parish, Valero Energy, PCR, VRDN, 4.00%, 12/1/40 (Tender 6/1/22)	500	520
		27,271
Maryland 5.9%		
Baltimore City, Convention Center Hilton, 5.00%, 9/1/36	1,720	1,884
Baltimore City, Convention Center Hilton, 5.00%, 9/1/46	2,235	2,403
Baltimore City, Wastewater, Series C, 5.00%, 7/1/33	3,190	3,614
Baltimore City, Water, 5.00%, 7/1/31	2,155	2,443
Baltimore City, Water, Series B, 5.00%, 7/1/28	1,500	1,697
Baltimore City, Water, Series B, 5.00%, 7/1/30	2,280	2,576
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33	440	478
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36	295	319
Maryland, Series 2013-1A, GO, 4.00%, 3/1/26	2,900	3,024
Maryland CDA, Series A, 4.50%, 9/1/48	5,000	5,418
Maryland CDA, Series G, VRDN, 1.55%, 9/1/40 (1)	4,280	4,280
Maryland Economic Dev., Potomac Electric Power, PCR, 6.20%, 9/1/22	1,650	1,656
Maryland Economic Dev., Purple Line Light Rail, 5.00%, 9/30/24 (1)	250	279
Maryland Economic Dev., Purple Line Light Rail, Series C, 5.00%, 9/30/28 (1)	1,410	1,496
Maryland Economic Dev., Purple Line Light Rail, Series D, 5.00%, 3/31/30 (1)	2,465	2,769
Maryland Economic Dev., Purple Line Light Rail, Series D, 5.00%, 3/31/36 (1)	4,945	5,404
Maryland Economic Dev., Purple Line Light Rail, Series D, 5.00%, 3/31/51 (1)	1,000	1,059
Maryland Economic Dev., Transportation Fac., Series A, 5.75%, 6/1/35 (Prerefunded 6/1/20) (2)	1,900	2,001

Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/36	1,445	1,646
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/46	5,000	5,533
Maryland HHEFA, Adventist Healthcare, Series A, 6.25%, 1/1/31	500	552
Maryland HHEFA, Anne Arundel Health, 5.00%, 7/1/39	5,000	5,478
Maryland HHEFA, Arundel Health, Series A, 6.75%, 7/1/39 (Prerefunded 7/1/19) (2)	1,100	1,122
Maryland HHEFA, Charlestown Community, 6.25%, 1/1/45 (Prerefunded 1/1/21) (2)	2,000	2,165
Maryland HHEFA, MedStar Health, 5.00%, 8/15/33	4,500	5,006
Maryland HHEFA, MedStar Health, 5.00%, 8/15/38	4,000	4,371
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/45	8,545	9,356
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/27	2,055	2,331
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/45	1,865	1,993
Maryland HHEFA, Univ. of Maryland Medical, Series A, 5.00%, 7/1/43	8,500	9,138
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/34	2,500	2,738
Maryland Stadium Auth., Baltimore City Public Schools Construction, Series A, 5.00%, 5/1/42	5,790	6,529
Maryland Stadium Auth., Construction & Revitalization, 5.00%, 5/1/35	4,000	4,621
Maryland Transportation Auth., BWI Parking, Series B, 5.00%, 3/1/27 (1)	7,985	8,644
Rockville, Ingleside at King Farm, Series A-2, 5.00%, 11/1/31	295	317
Rockville, Ingleside at King Farm, Series B, 5.00%, 11/1/42	2,500	2,580
		116,920

Massachusetts 0.3%

Massachusetts Dev. Fin. Agency, Newbridge Charles, 5.00%, 10/1/57 (3)	1,600	1,643
Massachusetts DOT, Highway, Series B, 5.00%, 1/1/32	3,000	3,080

Massachusetts Housing Fin. Agency, Multi-Family, Series C, 5.35%, 12/1/42 (1)	810	815
		5,538
Michigan 2.1%		
Detroit, GO, 5.00%, 4/1/27	800	869
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A, 5.00%, 7/1/43 (4)	1,200	1,284
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A, 5.00%, 7/1/48 (4)	2,300	2,452
Great Lakes Water Auth., Sewage Disposal, Series C, 5.00%, 7/1/36	3,000	3,344
Great Lakes Water Auth., Water Supply, Series B, 5.00%, 7/1/46	10,875	11,903
Michigan Fin. Auth., Great Lakes Water Auth., Sewer Disposal, Series C, 5.00%, 7/1/35	2,325	2,568
Michigan Fin. Auth., Great Lakes Water Auth., Water Supply, Series C-1, 5.00%, 7/1/44	1,000	1,066
Michigan Fin. Auth., Great Lakes Water Auth., Water Supply, Series D-2, 5.00%, 7/1/34	2,250	2,489
Michigan Fin. Auth., Henry Ford Health, 5.00%, 11/15/34	3,225	3,584
Michigan Fin. Auth., Henry Ford Health, 5.00%, 11/15/37	3,500	3,825
Michigan Fin. Auth., McLaren Health Care, Series B, 5.00%, 5/15/35	5,000	5,553
Michigan Fin. Auth., Trinity Health Credit Group, Series A, 5.00%, 12/1/47	3,000	3,218
		42,155
Minnesota 0.1%		
Wayzata, Folkestone Senior Living Community, Series A, 5.75%, 11/1/39	2,000	2,049
		2,049
Missouri 1.1%		
Kansas City IDA, Downtown Redev., Series A, 5.50%, 9/1/25	3,620	3,932

Missouri Joint Municipal Electric Utility Commission, IATAN 2, Series A, 5.00%, 1/1/33	2,000	2,228
Missouri Joint Municipal Electric Utility Commission, Plum Point, 5.00%, 1/1/33	5,000	5,615
Saint Louis County IDA, Friendship Village, 5.00%, 9/1/48	4,890	4,893
Saint Louis County IDA, Friendship Village, Series A, 5.00%, 9/1/38	750	754
Saint Louis County IDA, Friendship Village, Series A, 5.125%, 9/1/48	1,950	1,957
Saint Louis County IDA, St. Andrews Resources for Seniors, Series A, 5.125%, 12/1/45	825	849
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29	95	97
Saint Louis IDA, Ballpark Village, Series A, 4.375%, 11/15/35	585	591
Saint Louis IDA, Ballpark Village, Series A, 4.75%, 11/15/47	500	506
		21,422

Nebraska 0.1%

Central Plains Energy, Goldman Sachs Group, 5.25%, 9/1/37	1,000	1,082
Douglas County Hosp. Auth. #2, Nebraska Methodist Health, 5.00%, 11/1/45	1,230	1,309
		2,391

Nevada 1.4%

Clark County Airport, Las Vegas McCarran Int'l Airport, Series B, 5.125%, 7/1/36	1,805	1,850
Clark County Airport, Las Vegas McCarran Int'l Airport, Series B, 5.75%, 7/1/42	7,575	7,813
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/43	10,000	11,185
Las Vegas Redev. Agency, 5.00%, 6/15/40	3,210	3,475
Las Vegas Redev. Agency, 5.00%, 6/15/45	2,300	2,477
Las Vegas Valley Water Dist., Series B, GO, 5.00%, 6/1/28	805	882
		27,682

New Jersey 5.8%

New Jersey Economic Dev. Auth., Cigarette Tax, 5.00%, 6/15/24	1,000	1,076
New Jersey Economic Dev. Auth., Cigarette Tax, 5.00%, 6/15/25	5,000	5,364
New Jersey Economic Dev. Auth., Cigarette Tax, 5.00%, 6/15/28	500	532
New Jersey Economic Dev. Auth., Goethals Bridge, 5.00%, 1/1/31 (1)(4)	1,000	1,085
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%, 1/1/34 (1)	1,795	1,931
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%, 7/1/42 (1)(4)	1,100	1,177
New Jersey Economic Dev. Auth., Goethals Bridge, 5.375%, 1/1/43 (1)	3,000	3,222
New Jersey Economic Dev. Auth., Goethals Bridge, 5.625%, 1/1/52 (1)	2,040	2,209
New Jersey Economic Dev. Auth., Middlesex Water, Series A, PCR, 5.00%, 10/1/23	2,455	2,775
New Jersey Economic Dev. Auth., Port Newark Container Terminal, 5.00%, 10/1/37 (1)	1,920	2,049
New Jersey Economic Dev. Auth., Port Newark Container Terminal, 5.00%, 10/1/47 (1)	5,795	6,094
New Jersey Economic Dev. Auth., United Continental Airlines, PCR, 4.875%, 9/15/19 (1)	170	172
New Jersey Economic Dev. Auth., United Continental Airlines, PCR, 5.125%, 9/15/23 (1)	1,000	1,078
New Jersey Economic Dev. Auth., United Continental Airlines, PCR, 5.25%, 9/15/29 (1)	1,000	1,085
New Jersey Economic Dev. Auth., United Continental Airlines, Series B, PCR, 5.625%, 11/15/30 (1)	2,500	2,819
New Jersey EFA, Univ. of Medicine & Dentistry, Series B, 7.50%, 12/1/32 (Prerefunded 6/1/19) (2)	3,000	3,057
New Jersey HCFFA, Barnabas Health, Series A, 5.00%, 7/1/23	1,255	1,381
New Jersey HCFFA, Barnabas Health, Series A, 5.00%, 7/1/24	4,500	4,938
New Jersey HCFFA, Barnabas Health, Series A, 5.00%, 7/1/25	1,000	1,095
New Jersey HCFFA, Barnabas Health, Series A, 5.00%, 7/1/43	3,500	3,917

New Jersey HCFFA, Barnabas Health, Series A, 5.00%, 7/1/44	3,350	3,625
New Jersey HCFFA, Barnabas Health, Series A, 5.625%, 7/1/37 (Prerefunded 7/1/21) (2)	2,000	2,181
New Jersey HCFFA, Hackensack Meridian Health, 5.00%, 7/1/25	4,000	4,403
New Jersey HCFFA, Hackensack Meridian Health, 5.00%, 7/1/26	1,000	1,099
New Jersey HCFFA, Hackensack Meridian Health, Series A, 5.25%, 7/1/57	2,000	2,259
New Jersey HCFFA, Univ. Hosp., Series A, 5.00%, 7/1/46 (4)	3,550	3,869
New Jersey Higher Ed. Student Assistance Auth., Series 1A-1, 5.00%, 12/1/22 (1)	2,000	2,185
New Jersey Higher Ed. Student Assistance Auth., Series 1A-1, 5.00%, 12/1/26	880	900
New Jersey Institute of Technology, Series A, 5.00%, 7/1/40	3,500	3,955
New Jersey Institute of Technology, Series A, 5.00%, 7/1/42 (Prerefunded 7/1/22) (2)	1,220	1,354
New Jersey Institute of Technology, Series A, 5.00%, 7/1/42	2,780	2,997
New Jersey Transportation Trust Fund Auth., GO, 5.25%, 6/15/43	6,450	6,960
New Jersey Transportation Trust Fund Auth., Series B, 5.50%, 6/15/31	3,000	3,166
New Jersey Transportation Trust Fund Auth., Fed. Highway Reimbursement, Series A, 5.00%, 6/15/31	2,900	3,206
New Jersey Transportation Trust Fund Auth., Highway Reimbursement, Series A-1, 5.00%, 6/15/21	5,275	5,603
New Jersey Turnpike Auth., Series B, 5.00%, 1/1/30	4,000	4,422
North Hudson Sewerage Auth., Series A, 5.00%, 6/1/20	2,710	2,824
North Hudson Sewerage Auth., Series A, 5.00%, 6/1/21	955	1,021
Tobacco Settlement Fin., Series A, 5.00%, 6/1/28	1,000	1,167
Tobacco Settlement Fin., Series A, 5.00%, 6/1/35	4,500	4,958
Tobacco Settlement Fin., Series A, 5.00%, 6/1/37	1,000	1,103
Tobacco Settlement Fin., Series A, 5.00%, 6/1/46	1,700	1,758
Tobacco Settlement Fin., Series A, 5.25%, 6/1/46	4,000	4,229
		116,300

New York 10.6%

Brooklyn Arena Local Dev., Barclays Center, Series A, 5.00%, 7/15/42	4,800	5,153
Buffalo & Erie County Ind. Land Dev., Buffalo State College Foundation Housing, 5.375%, 10/1/41	3,140	3,355
Build New York City Resource, Pratt Paper, 3.75%, 1/1/20 (1)(3)	145	146
Build New York City Resource, Pratt Paper, 5.00%, 1/1/35 (1)(3)	1,500	1,583
Dormitory Auth. of the State of New York, Mount Sinai Hosp., Series A, 5.00%, 7/1/23	3,200	3,340
Dormitory Auth. of the State of New York, Personal Income Tax, Series B, 5.00%, 3/15/32	6,250	6,803
Dormitory Auth. of the State of New York, Saint John's Univ., Series A, 5.00%, 7/1/44	1,400	1,522
Dormitory Auth. of the State of New York, Sales Tax, Series A, 5.00%, 3/15/35	6,050	6,943
Dormitory Auth. of the State of New York, School District, Series A, 5.00%, 10/1/25 (Prerefunded 10/1/21) (2)	2,835	3,082
Dormitory Auth. of the State of New York, School District, Unrefunded Balance, Series A, GO, 5.00%, 10/1/25	165	178
Dormitory Auth. of the State of New York, The New School, Series A, 5.00%, 7/1/37	2,605	2,936
Glen Cove Local Economic Assistance, Garvies Point, Series A, 5.00%, 1/1/56	745	760
Glen Cove Local Economic Assistance, Garvies Point, Series B, Zero Coupon, 1/1/45	1,360	339
Glen Cove Local Economic Assistance, Garvies Point, Series C, STEP 0.00%, 1/1/55	970	785
Hudson Yards Infrastructure, 5.75%, 2/15/47 (Prerefunded 2/15/21) (2)	925	1,001
Hudson Yards Infrastructure, 5.75%, 2/15/47	3,275	3,517
Long Island Power Auth., Series A, 5.00%, 9/1/34	1,325	1,486
Long Island Power Auth., Series A, 5.00%, 9/1/37	5,175	5,598
Long Island Power Auth., Series A, 6.00%, 5/1/33 (Prerefunded 5/1/19) (2)	1,000	1,011
Long Island Power Auth., Series A, 6.25%, 4/1/33 (Prerefunded 4/1/19) (2)	1,670	1,682

Metropolitan Transportation Auth., Series A, 5.00%, 11/15/46	17,500	17,816
Metropolitan Transportation Auth., Series B, 5.25%, 11/15/26 (4)	4,000	4,795
Metropolitan Transportation Auth., Dedicated Tax Fund, Series A, 5.25%, 11/15/31	5,000	5,982
Metropolitan Transportation Auth., Green Bond Transportation, Series A-2, 5.00%, 11/15/45	10,480	11,616
Nassau County IDA, Amsterdam at Harborside, Series A, 5.875%, 1/1/23	142	144
Nassau County IDA, Amsterdam at Harborside, Series A, 6.50%, 1/1/32	296	303
Nassau County IDA, Amsterdam at Harborside, Series A, 6.70%, 1/1/49	173	173
Nassau County IDA, Amsterdam at Harborside, Series A-4, 6.70%, 1/1/49	2,679	2,679
Nassau County IDA, Amsterdam at Harborside, Series B, 5.50%, 7/1/20	90	90
Nassau County IDA, Amsterdam at Harborside, Series C, 2.00%, 1/1/49 (10)(11)	636	108
New York City, Series B-1, GO, 5.00%, 10/1/38	2,550	2,920
New York City, Series D-1, GO, 5.00%, 12/1/42	5,000	5,731
New York City, Series J, GO, 5.00%, 8/1/30	4,310	4,912
New York City, Series J, GO, 5.00%, 8/1/33	1,500	1,700
New York City Municipal Water Fin. Auth., Series B-1, VRDN, 1.42%, 6/15/45	11,200	11,200
New York City Transitional Fin. Auth., Series C-4, VRDN, 1.40%, 11/1/36	1,800	1,800
New York City Transitional Fin. Auth., Building Aid, Series S-1, 5.00%, 7/15/45	5,000	5,655
New York City Transitional Fin. Auth., Building Aid, Series S-1A, 5.00%, 7/15/33	2,000	2,135
New York City Transitional Fin. Auth., Building Aid, Series S-3, 5.00%, 7/15/43	5,000	5,668
New York City Transitional Fin. Auth., Future Tax, Series IE, 5.00%, 8/1/36	6,955	8,115
New York City Transitional Fin. Auth., Future Tax, Series IE, 5.00%, 8/1/38	5,000	5,780

New York Liberty Dev., 3 World Trade Center, 5.15%, 11/15/34 (3)	1,750	1,869
New York Liberty Dev., 3 World Trade Center, Class 2, 5.375%, 11/15/40 (3)	3,500	3,702
New York Liberty Dev., One Bryant Park, 6.375%, 7/15/49	3,500	3,634
New York Liberty Dev., Port Auth. of New York/New Jersey, 4 World Trade Center, 5.75%, 11/15/51	9,170	10,051
New York State Thruway Auth., Series A, 5.00%, 5/1/19	5,710	5,758
New York State Thruway Auth., Series A, 5.25%, 1/1/56	2,025	2,235
New York Transportation Dev., American Airlines, PCR, 5.00%, 8/1/31 (1)	1,450	1,503
New York Transportation Dev., Delta Airlines, LaGuardia Airport, IDRB, PCR, 5.00%, 1/1/34 (1)	3,000	3,361
New York Transportation Dev., Delta Airlines, LaGuardia Airport, PCR, 5.00%, 1/1/36 (1)	2,750	3,057
Onondaga Civic Dev., Saint Joseph's Hosp., 5.00%, 7/1/42 (Prerefunded 7/1/22) (2)	3,415	3,787
Onondaga Civic Dev., Upstate Properties Dev., 5.25%, 12/1/41	2,000	2,169
Onondaga Civic Dev., Upstate Properties Dev., 5.50%, 12/1/31	2,000	2,189
Port Auth. of New York & New Jersey, Series 172, 5.00%, 10/1/34 (1)	2,000	2,130
Port Auth. of New York & New Jersey, Series 190, 5.00%, 5/1/35	4,000	4,143
Port Auth. of New York & New Jersey, JFK Int'l Air Terminal, 6.00%, 12/1/36	1,000	1,060
Triborough Bridge & Tunnel Auth., Series A, 5.00%, 1/1/28 (Prerefunded 1/1/22) (2)	3,000	3,290
Triborough Bridge & Tunnel Auth., Series B, 5.00%, 11/15/25	2,000	2,236
Westchester County Local Dev., Pace Univ., Series A, 5.50%, 5/1/42	4,515	4,863
		211,579

North Carolina 2.4%

Charlotte, Series A, 5.00%, 7/1/33	1,555	1,660
Charlotte Douglas Int'l Airport, Series A, 5.00%, 7/1/39	2,255	2,350

Charlotte-Mecklenburg Hosp. Auth., Series C, VRDN, 1.45%, 1/15/37	1,350	1,350
North Carolina Medical Care Commission, Galloway Ridge, Series A, 5.25%, 1/1/41	500	512
North Carolina Medical Care Commission, Galloway Ridge, Series A-1, 6.00%, 1/1/39	520	532
North Carolina Medical Care Commission, Salemtowne, Series B-2, 3.55%, 10/1/24	1,000	1,000
North Carolina Medical Care Commission, Vidant Health, 5.00%, 6/1/40	5,000	5,407
North Carolina Medical Care Commission, Vidant Health, 5.00%, 6/1/45	13,165	14,168
North Carolina Medical Care Commission, Wake Med., Series C, VRDN, 1.41%, 10/1/26	1,200	1,200
North Carolina Municipal Power Agency # 1, Catawba, Series A, 5.00%, 1/1/28	7,650	8,952
North Carolina Turnpike Auth., 5.00%, 1/1/40	8,025	8,884
Raleigh Durham Airport Auth., Series B-1, 5.00%, 11/1/30	2,205	2,284
		48,299

North Dakota 0.2%

Grand Forks Health Care, Altru Health, 5.00%, 12/1/32	3,000	3,165
		3,165

Ohio 1.4%

American Municipal Power, Comb Hydroelectric, Series A, VRDN, 2.25%, 2/15/48 (Tender 8/15/21)	5,000	5,012
Bowling Green, Student Housing, CFP I - Bowling Green State Univ., 5.75%, 6/1/31 (Prerefunded 6/1/20) (2)	1,500	1,579
Cuyahoga County, MetroHealth, 5.50%, 2/15/52	4,815	5,177
Cuyahoga County, MetroHealth, 5.50%, 2/15/57	3,135	3,366
Franklin County, Trinity Health Credit Group, VR, 1.70%, 12/1/46 (Tender 5/1/19)	2,650	2,650
Hamilton County, Life Enriching Communities, 5.00%, 1/1/36	1,500	1,550
Hamilton County, Life Enriching Communities, 5.00%, 1/1/46	4,200	4,278

Hamilton County, Life Enriching Communities, Series A, 5.00%, 1/1/52	1,000	1,017
Ohio Air Quality Dev. Auth., Pratt Paper, 4.25%, 1/15/38 (1)(3)	500	497
Ohio Air Quality Dev. Auth., Pratt Paper, 4.50%, 1/15/48 (1)(3)	550	554
Ohio Solid Waste, USG, IDRB, PCR, 5.65%, 3/1/33 (1)	1,000	1,001
Southeastern Ohio Port Auth., Memorial Health Sys., 6.00%, 12/1/42	2,045	2,151
		28,832
Oklahoma 0.3%		
Oklahoma County Fin. Auth., Epworth Villa, Series A, 5.00%, 4/1/33	1,000	919
Oklahoma County Fin. Auth., Epworth Villa, Series A, 5.875%, 4/1/30	250	250
Oklahoma Dev. Fin. Auth., OU Medicine, Series B, 5.50%, 8/15/52	1,580	1,758
Oklahoma Turnpike Auth., Series C, 5.00%, 1/1/47	1,300	1,458
Tulsa County Ind. Auth., Montereau, Senior Living Community, 5.25%, 11/15/45	625	672
Tulsa County Ind. Auth., Montereau, Senior Living Community, Series A, 7.25%, 11/1/40 (Prerefunded 5/1/20) (2)	1,500	1,598
		6,655
Oregon 0.4%		
Oregon Fac. Auth., Legacy Health, Series A, 5.00%, 6/1/46	4,175	4,574
Port of Portland Airport, Series 24B, 5.00%, 7/1/42 (1)	3,000	3,304
		7,878
Pennsylvania 2.6%		
Cumberland County Municipal Auth., Asbury Obligated Group, 5.25%, 1/1/32	1,465	1,503
Cumberland County Municipal Auth., Asbury Obligated Group, 5.25%, 1/1/41	1,190	1,208
Franklin County IDA, Menno Haven, 5.00%, 12/1/38	1,000	1,019

Montgomery County Higher Ed. & Health Auth., Thomas Jefferson Univ., Series A, 5.00%, 9/1/34	2,750	3,138
Montgomery County Higher Ed. & Health Auth., Thomas Jefferson Univ., Series A, 5.00%, 9/1/37	3,500	3,930
Montgomery County IDA, Albert Einstein Healthcare, Series A, 5.25%, 1/15/45	4,270	4,578
Montgomery County IDA, New Regional Medical Center, 5.375%, 8/1/38 (Prerefunded 8/1/20) (2)	2,075	2,185
Pennsylvania Economic Dev. Fin. Auth., PCR, VRDN, 2.35%, 8/1/45 (Tender 5/1/19) (1)	6,275	6,275
Pennsylvania Economic Dev. Fin. Auth., Series A, PCR, VRDN, 2.40%, 4/1/19 (1)	3,700	3,701
Pennsylvania Economic Dev. Fin. Auth., National Gypsum, PCR, 5.50%, 11/1/44 (1)	2,500	2,587
Pennsylvania Economic Dev. Fin. Auth., USG, PCR, 6.00%, 6/1/31 (1)	1,500	1,500
Pennsylvania Fin. Auth., Tobacco Industry, 5.00%, 6/1/34	600	675
Pennsylvania Higher EFA, Drexel Univ., 5.00%, 5/1/34	4,380	4,901
Philadelphia IDA, Temple Univ., Second Series 2016, 5.00%, 4/1/34	7,675	8,651
State Public School Building Auth., Series A, GO, 5.00%, 6/1/32 (4)	5,000	5,633
		51,484
Rhode Island 0.0%		
Central Falls Detention Fac., 7.25%, 7/15/35 (10)(11)	490	88
		88
South Carolina 1.1%		
Patriots Energy Group Financing Agency, Series A, VRDN, 4.00%, 10/1/48 (Tender 2/1/24)	5,000	5,310
South Carolina Jobs-Economic Dev. Auth., Active Retirement Community, Series C, 5.00%, 11/15/47	1,925	2,068
South Carolina Jobs-Economic Dev. Auth., Bon Secours Health, 5.00%, 11/1/29 (Prerefunded 11/1/22) (2)	2,000	2,221

South Carolina Jobs-Economic Dev. Auth., Prisma Health Obligated Group, Series A, 5.00%, 5/1/35	2,170	2,430
South Carolina Jobs-Economic Dev. Auth., Prisma Health Obligated Group, Series A, 5.00%, 5/1/36	5,000	5,571
South Carolina Jobs-Economic Dev. Auth., Prisma Health Obligated Group, Series A, 5.00%, 5/1/43	4,650	5,070
		22,670

South Dakota 0.4%

South Dakota HEFA, Regional Health, 5.00%, 9/1/22 (Prerefunded 9/1/20) (2)	1,250	1,312
South Dakota HEFA, Regional Health, 5.00%, 9/1/23 (Prerefunded 9/1/20) (2)	260	273
South Dakota HEFA, Regional Health, 5.00%, 9/1/28 (Prerefunded 9/1/20) (2)	4,750	4,987
South Dakota HEFA, Sanfort Health, Series E, 5.00%, 11/1/37	1,030	1,117
		7,689

Tennessee 1.7%

Blount County HEFA, Asbury, Series A, 5.00%, 1/1/47	3,900	3,966
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation Group, Series A, 5.00%, 7/1/36	3,250	3,657
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation Group, Series A, 5.00%, 7/1/44	925	1,020
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board, Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/35	2,815	3,131
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board, Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/40	1,550	1,697
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board, Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/46	11,210	12,207
Tennessee Energy Acquisition, VRDN, 4.00%, 11/1/49 (Tender 11/1/25)	4,175	4,410
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/24	2,650	2,979
		33,067

Texas 9.7%

Austin Airport, Series B, 5.00%, 11/15/41 (1)	1,350	1,481
Austin Convention Enterprises, Convention Center, 1st Tier, Series A, 5.00%, 1/1/34	1,300	1,447
Austin Convention Enterprises, Convention Center, 2nd Tier, Series B, 5.00%, 1/1/26	1,050	1,168
Central Texas Regional Mobility Auth., 5.00%, 1/1/42	4,490	4,759
Central Texas Regional Mobility Auth., Series A, 5.00%, 1/1/28	560	637
Dallas/Fort Worth Int'l. Airport, Series A, 5.25%, 11/1/30 (1)	5,680	6,336
Dallas/Fort Worth Int'l. Airport, Series C, 5.125%, 11/1/43 (1)	4,650	4,978
Dallas/Fort Worth Int'l. Airport, Series D, 5.00%, 11/1/38 (1)	11,695	12,334
Dallas/Fort Worth Int'l. Airport, Series E, 5.00%, 11/1/35 (1)	5,000	5,212
Dallas/Fort Worth Int'l. Airport, United Parcel Service, PCR, VRDN, 1.49%, 5/1/32 (1)	9,800	9,800
Harris County Cultural Ed. Fac. Fin., Methodist Hosp., Series C-2, VRDN, 1.40%, 12/1/27	5,320	5,320
Harris County Cultural Ed. Fac. Fin., Brazos Presbyterian Homes, Series B, 6.375%, 1/1/33	1,635	1,794
Harris County Cultural Ed. Fac. Fin., Thermal Energy, 5.00%, 11/15/31	660	772
Harris County Cultural Ed. Fac. Fin., Thermal Energy, 5.00%, 11/15/33	6,400	7,414
Houston Airport, Series A, 5.00%, 7/1/36 (1)	1,100	1,248
Houston Airport, Series A, 5.00%, 7/1/37 (1)	2,125	2,399
Houston Airport, Series A, 5.00%, 7/1/41 (1)	3,250	3,619
Houston Airport, Series C, 5.00%, 7/1/31 (1)	3,000	3,499
Houston Airport, Series C, 5.00%, 7/1/32 (1)	3,750	4,344
Houston Airport, United Airlines, Series B-1, PCR, 5.00%, 7/15/35 (1)	1,500	1,609
Joint Guadalupe County - City of Seguin, Board of Managers Guadalupe Regional Medical Center, 5.00%, 12/1/29	1,700	1,796
Joint Guadalupe County - City of Seguin, Board of Managers Guadalupe Regional Medical Center, 5.00%, 12/1/40	1,890	1,928
Lower Colorado River Auth., Transmission Services, Series A, 5.00%, 5/15/28	3,320	3,533

Lower Colorado River Auth., Transmission Services, Series A, 5.00%, 5/15/33	3,500	3,714
Mission Economic Dev., Natagasoline, Series B, PCR, 4.625%, 10/1/31 (1)(3)	3,275	3,339
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/32	85	92
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/33	90	97
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/34	95	102
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/35	175	188
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/36	245	262
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/38	410	438
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/43	1,215	1,291
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/48	3,525	3,734
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton State Univ., Series A, 5.00%, 4/1/24	420	457
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton State Univ., Series A, 5.00%, 4/1/35	420	443
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton State Univ., Series A, 5.00%, 4/1/47	2,070	2,141
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North, 5.00%, 10/1/33	275	277
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North, 5.00%, 10/1/35	1,000	1,000
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North, 5.25%, 10/1/49	1,500	1,498
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/37	5,000	5,647
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/39	2,705	3,001
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/43	8,500	9,558
San Antonio Water Sys., Series A, VRDN, 2.625%, 5/1/49 (Tender 5/1/24)	2,250	2,300
Tarrant County Cultural Ed. Fac. Fin., Buckingham Senior Living Community, 5.50%, 11/15/45	1,125	889
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement Services, Series A, 5.00%, 11/15/28	585	657
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement Services, Series A, 5.00%, 11/15/30	750	831

Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement Services, Series A, 5.00%, 11/15/37	1,105	1,187
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement Services, Series B, 5.00%, 11/15/40	1,225	1,306
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement Services, Series B, 5.00%, 11/15/46	2,750	2,911
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest Senior High School, Series A, 5.00%, 11/15/45	2,830	2,822
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources, Series A, 5.00%, 2/15/41	2,900	3,208
Texas, GO, TRAN, 4.00%, 8/29/19	15,000	15,199
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch Senior Lien, Series D, 6.25%, 12/15/26	1,860	2,139
Texas Municipal Gas Acquisition & Supply III, Macquarie Group, 5.00%, 12/15/25	4,000	4,355
Texas Municipal Gas Acquisition & Supply III, Macquarie Group, 5.00%, 12/15/28	3,000	3,237
Texas Municipal Gas Acquisition & Supply III, Macquarie Group, 5.00%, 12/15/29	2,200	2,367
Texas Private Activity Bond Surface Transportation, Blueridge Transportation Group, 5.00%, 12/31/45 (1)	3,500	3,720
Texas Private Activity Bond Surface Transportation, Blueridge Transportation Group, 5.00%, 12/31/50 (1)	2,200	2,332
Texas Transportation Commission, Series A, GO, 5.00%, 10/1/44	5,460	6,069
Texas Transportation Commission, Central Texas Turnpike, Series C, 5.00%, 8/15/37	11,130	11,918
Travis County Health Fac. Dev., Westminster Manor, 7.00%, 11/1/30 (Prerefunded 11/1/20) (2)	805	875
Travis County Health Fac. Dev., Westminster Manor, Unrefunded Balance, 7.00%, 11/1/30	105	110
		193,138

Utah 0.3%

Salt Lake City Airport, Series A, 5.00%, 7/1/42 (1)	1,000	1,103
Salt Lake City Airport, Series A, 5.00%, 7/1/47 (1)	5,300	5,818
		6,921

Virgin Islands 0.0%		
Virgin Islands PFA, Diageo, Series A, 6.75%, 10/1/37	850	857
		857
Virginia 5.0%		
Chesapeake Bay Bridge & Tunnel Dist., 1st Tier, General Resolution Rev., 5.00%, 7/1/46	3,500	3,809
Chesapeake Bay Bridge & Tunnel Dist., 1st Tier, General Resolution Rev., 5.00%, 7/1/51	1,010	1,094
Fairfax County IDA, Inova Health, Series A, 4.00%, 5/15/48	250	255
Fairfax County IDA, Inova Health, Series A, 5.00%, 5/15/31	2,000	2,312
Fairfax County IDA, Inova Health, Series A, 5.00%, 5/15/44	5,000	5,459
Fairfax County IDA, Inova Health, Unrefunded Balance, Series A, 5.50%, 5/15/35 (Prerefunded 5/15/19) (2)	1,115	1,127
Front Royal & Warren County IDA, Valley Health Sys., 4.00%, 1/1/50	5,000	4,921
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%, 6/15/31	4,635	5,322
Hampton Roads Transportation Accountability Commission, Series A, 5.50%, 7/1/57	14,215	16,865
James City County Economic Dev. Auth., Winsormeade United Medthodist Homes, Series A, 2.00%, 10/1/48 (12)	201	18
James City County Economic Dev. Auth., Winsormeade United Medthodist Homes, Series A, 6.00%, 6/1/43	1,149	1,068
New Port CDA, Special Assessment, 5.60%, 9/1/36 (10)(11)	405	184
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B, VRDN, 5.00%, 11/1/48 (Tender 11/1/28)	500	605
Stafford County Economic Dev. Auth., Mary Washington Healthcare, 5.00%, 6/15/34	1,445	1,604
Stafford County Economic Dev. Auth., Mary Washington Healthcare, 5.00%, 6/15/36	2,070	2,278
Virginia Small Business Fin. Auth., Elizabeth River Crossings, 5.00%, 7/1/25 (1)	1,000	1,071
Virginia Small Business Fin. Auth., Elizabeth River Crossings, 5.00%, 7/1/27 (1)	1,000	1,062

Wisconsin 1.2%

Wisconsin HEFA, St. John's Communities, Series A, 5.00%, 9/15/50	1,390	1,412
Wisconsin PFA, Celanese, Series A, PCR, 5.00%, 1/1/24 (1)(3)	1,750	1,874
Wisconsin PFA, Celanese, Series B, PCR, 5.00%, 12/1/25 (1)(3)	1,000	1,087
Wisconsin PFA, Denver Int'l Airport, 5.00%, 9/30/49 (1)	10,500	11,293
Wisconsin PFA, Searstone Retirement Community, Series A, 5.20%, 6/1/37	1,500	1,435
Wisconsin PFA, Searstone Retirement Community, Series A, 5.30%, 6/1/47	2,500	2,363
Wisconsin PFA, Southminster, 5.00%, 10/1/43 (3)	3,300	3,327
Wisconsin PFA, Southminster, 5.00%, 10/1/48 (3)	1,000	1,005
Wisconsin PFA, Southminster, 5.00%, 10/1/53 (3)	1,050	1,051
		24,847

Total Investments in Securities	
100.9% of Net Assets (Cost $1,984,797)	$ 2,011,097

‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Interest subject to alternative minimum tax
(2) Prerefunded date is used in determining portfolio maturity.
(3) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers – total value of such securities at period-end amounts to $39,996 and represents 2.0% of net assets.
(4) Insured by Assured Guaranty Municipal Corporation
(5) Insured by National Public Finance Guarantee Corporation
(6) When-issued security
(7) Distressed security. Currently making payment-in-kind
(8) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(9) Insured by AMBAC Assurance Corporation
(10) Non-income producing
(11) In default with respect to payment of interest.
(12) Distressed security.
(13) Escrowed to maturity
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
CDA Community Development Administration/Authority
DOT Department of Transportation
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Summit Municipal Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit Municipal Income Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks a high level of income exempt from federal income taxes.

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date basis.

Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class's net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On January 31, 2019, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values. There were no material transfers between Levels 1 and 2 during the period ended January 31, 2019.

Following is a reconciliation of the fund’s Level 3 holdings for the six months ended January 31, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at January 31, 2019, totaled $0 for the six months ended January 31, 2019.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Noninvestment-Grade Debt
At January 31, 2019, approximately 12% of the fund’s net assets were invested, either directly or through its investment in T. Rowe Price institutional funds, in noninvestment-grade debt including “high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high-profile default, or a change in market sentiment. These events may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

When-Issued Securities
The fund may enter into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date. When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security or, in the case of a sale commitment, the fund maintains an entitlement to the security to be sold.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Municipal Funds, Inc.

	By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date March 26, 2019

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date March 26, 2019

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date March 26, 2019